As filed with the Securities and Exchange Commission.
                                                 '33 Act File No. 333-62692

             UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D. C. 20549
                                 FORM N-4

                      POST-EFFECTIVE AMENDMENT NO. 6
                     UNDER THE SECURITIES ACT OF 1933       [X]

                                    and

                   REGISTRATION STATEMENT UNDER THE
                    INVESTMENT COMPANY ACT OF 1940          [  ]

                      NATIONWIDE VARIABLE ACCOUNT-4
                        (Exact Name of Registrant)

                      NATIONWIDE LIFE INSURANCE COMPANY
                            (Name of Depositor)

                One Nationwide Plaza, Columbus, Ohio 43215
      (Address of Depositor's Principal Executive Offices) (Zip Code)

     Depositor's Telephone Number, including Area Code: (614) 249-7111

 Patricia R. Hatler, Secretary, One Nationwide Plaza, Columbus, Ohio 43215
                  (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X ] on July 3, 2002 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a) of Rule 485
[  ] on (date) pursuant to paragraph (a) of Rule 485
If appropriate check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       NATIONWIDE VARIABLE ACCOUNT-4
                  REFERENCE TO ITEMS REQUIRED BY FORM N-4
N-4 Item                                                Caption
Part A    INFORMATION REQUIRED IN A PROSPECTUS
Item 1.   Cover Page                                 Cover Page
Item 2.   Definitions                 Glossary of Special Terms
Item 3.   Synopsis or Highlights      Synopsis of the Contracts
Item 4.   Condensed Financial               Condensed Financial
          Information                       Information
Item 5. General Description of Registrant, Depositor, and Portfolio Companies Nationwide Life Insurance Company; Investing in the
Contract
Item 6.   Deductions and ExpensesStandard Charges and Deductions
Item 7.   General Description of Variable
      Annuity ContractsContract Ownership; Operation of the Contract
Item 8.   Annuity Period               Annuitizing the Contract
Item 9.   Death Benefit and Distributions        Death Benefits
Item 10.  Purchases and Contract ValueOperation of the Contract
Item 11.  Redemptions                    Surrender (Redemption)
Item  12.   Taxes                                                   Federal
Tax Considerations
Item 13.  Legal Proceedings                   Legal Proceedings
Item 14.  Table of Contents of the Statement of Additional
         InformationTable  of  Contents  of  the  Statement  of  Additional
Information
Part B    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.  Cover Page                                 Cover Page
Item 16.  Table of Contents                   Table of Contents
Item 17.  General Information and HistoryGeneral Information and History
Item 18.  Services                                     Services
Item  19.  Purchase of Securities Being OfferedPurchase of Securities Being
Offered
Item 20.  Underwriters                             Underwriters
Item 21.  Calculation of Performance InformationCalculations of Performance
Item 22.  Annuity Payments                     Annuity Payments
Item 23.  Financial Statements             Financial Statements
Part C    OTHER INFORMATION
Item 24.  Financial Statements and Exhibits             Item 24
Item 25.  Directors and Officers of the Depositor       Item 25
Item 26.  Persons Controlled by or Under Common Control with
        the Depositor or Registrant                     Item 26
Item 27.  Number of Contract Owners                     Item 27
Item 28.  Indemnification                               Item 28
Item 29.  Principal Underwriter                         Item 29
Item 30.  Location of Accounts and Records              Item 30
Item 31.  Management Services                           Item 31
Item 32.  Undertakings                                  Item 32



                     Nationwide Life Insurance Company

                    Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                 Account-4
               The date of this prospectus is June 14, 2002.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.
With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.



This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.



Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.



The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.



American Century Variable Portfolios, Inc., a member of the American CenturySM Family of Investments
*    American Century VP Income & Growth Fund: Class III +
*    American Century VP Ultra Fund: Class III +
*    American Century VP Value Fund: Class III +
Fidelity Variable Insurance Product Fund
*    VIP Equity Income Portfolio: Service Class 2 R +
*    VIP Growth Portfolio: Service Class 2 R +
Fidelity Variable Insurance Product Fund II
*    VIP II Contrafundr Portfolio: Service Class 2 R +
Gartmore Variable Insurance Trust
*    Gartmore GVIT Government Bond Fund: Class III +
*    Gartmore GVIT Money Market Fund II
*    Gartmore GVIT Total Return Fund: Class III +
*    GVIT Small Cap Growth Fund: Class III +
*    GVIT Small Cap Value Fund: Class III +
*    GVIT Small Company Fund: Class III +
*    Strong GVIT Mid Cap Growth Fund: Class III +

Rydex Variable Trust
*    Arktos Fund
*    Banking Fund
*    Basic Materials Fund
*    Biotechnology Fund
*    Consumer Products Fund
*    Electronics Fund
*    Energy Fund
*    Energy Services Fund
*    Financial Services Fund
*    Health Care Fund
*    Internet Fund
*    Large-Cap Europe Fund
*    Large-Cap Japan Fund
*    Leisure Fund
*    Medius Fund
*    Mekros Fund
*    Nova Fund
*    OTC Fund
*    Precious Metals Fund
*    Real Estate Fund
*    Retailing Fund

*    Sector Rotation Fund

*    Technology Fund
*    Telecommunication Fund
*    Titan 500 Fund
*    Transportation Fund
*    Ursa Fund
*    U.S. Government Bond Fund
*    Utilities Fund
*    Velocity 100 Fund

+ These underlying mutual funds assess a short-term trading fee (see "Underlying Mutual Fund Short-Term Trading Fees" and "Short-Term Trading Fees").
</R


The Statement of Additional Information (dated June 14, 2002) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 40.


For general information or to obtain FREE copies of the:
*   Statement of Additional Information;
* prospectus, annual report or semi-annual report for any underlying mutual fund; or
*   required Nationwide forms,
call:
      1-866-233-3223
  TDD 1-800-238-3035

or write:
     Nationwide Life Insurance Company
     P.O. Box 182723
     Columbus, Ohio  43218-2723

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                www.sec.gov

Information about this and other Best of America products can be found at:
                           www.bestofamerica.com

This annuity:
*    is NOT a bank deposit
*    is NOT FDIC insured
*    is NOT insured or endorsed
     by a bank or any federal
     government agency
*    is NOT available in every
     state
*    MAY go down in value

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

Annuitization Date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Charitable Remainder Trust- A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract value- The total value of all accumulation units held under the contract.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

Simplified Employee Pension IRA (SEP IRA)- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents
Glossary of Special Terms
Summary of Standard Contract Expenses
Additional Contract Options
Summary of Additional Contract Options
Underlying Mutual Fund Annual Expenses

Underlying Mutual Fund Short-Term
  Trading Fees

Example
Synopsis of the Contracts
Financial Statements
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Types of Contracts
  Non-Qualified Contracts
  Individual Retirement Annuities
  Simplified Employee Pension IRAs (SEP IRAs)
  Simple IRAs
  Roth IRAs
  Tax Sheltered Annuities
  Investment-only Contracts

  Charitable Remainder Trusts
</R
Investing in the Contract
     The Variable Account and Underlying Mutual Funds
Standard Charges and Deductions
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

     Short-Term Trading Fees

Optional Contract Benefits, Charges and
  Deductions
     No CDSC Option
     Death Benefit Options
  Extra Value Option
Contract Ownership
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
Operation of the Contract
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
Right to Revoke
Surrender (Redemption)
  Partial Surrenders (Partial Redemptions)
  Full Surrenders (Full Redemptions)
  Surrenders Under a Texas Optional
     Retirement Program or a Louisiana Optional
     Retirement Plan
  Surrenders Under a Tax Sheltered Annuity
Assignment
Contract Owner Services
     Systematic Withdrawals
Annuity Commencement Date
Annuitizing the Contract
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
Death Benefits
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
Required Distributions
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities, Individual Retirement Annuities, SEP IRAs, Simple IRAs and Roth IRAs
Federal Tax Considerations
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes
Statements and Reports
Legal Proceedings
Advertising
Table of Contents of the Statement of Additional Information
Appendix A: Objectives for Underlying Mutual Funds
Appendix B: Condensed Financial Information


Summary of Standard Contract Expenses
The expenses listed below are charged to all contracts unless:
 *    the contract owner meets an available exception under the contract; or
 * a contract owner has replaced a standard benefit with an available option for an additional charge.
Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage
of purchase payments surrendered).....7%

Range of CDSC over time:

   Number of         CDSC
Completed Years   Percentage
  from Date of
Purchase Payment
       0              7%
       1              6%
       2              5%
       3              4%
       4              3%
       5              2%
       6              1%
       7              0%
Each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

  (1)  is the lesser of (a) or (b) where:
     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;
     (b)  is 10% of contract value; and

  (2) is amounts required to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or other Qualified Plans.

Variable Account Charges
(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charge1.15%
 Total Variable Account Charges1.15%

Charges shown above include the standard death benefit that is available to every contract (see "Death Benefit Payment").


Additional Contract Options

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application and will replace the corresponding standard contract benefit.

If the contract owner chooses an optional benefit, a corresponding charge will be deducted. The charge for an optional benefit is in addition to the standard variable account charges. The charges are assessed on a daily basis at the annualized rate noted below as a percentage of average variable account value.


No CDSC Option
For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect to take surrenders without incurring a CDSC. Please note, the No CDSC Option is NOT available to contract owners who have purchased this contract in conjunction with the surrender of any other annuity or life insurance policy by Nationwide or its affiliates.


No CDSC Option                0.20%
 Total Variable Account Charges
 (including No CDSC Option only)1.35%

Death Benefit Options

For an additional charge at the annualized rates noted below, an applicant may choose one of the following death benefits as a replacement for the standard death benefit.

Highest Anniversary Death
Benefit Option                0.20%
 Total Variable Account Charges
 (including Highest Anniversary
 Death Benefit Option only)  1.35%

Highest Anniversary or 5% Enhanced Death
Benefit Option                0.25%
 Total Variable Account Charges
 (including Highest Anniversary or 5% Enhanced Death Benefit Option only)
 1.40%

Extra Value Option

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge 7 years from the date the contract is issued (see "Extra Value Option").

Extra Value Option            0.45%
 Total Variable Account Charges
 (including Extra Value Option only)     1.60%

Please note, the Extra Value Option is NOT available to contract owners who have purchased this contract in conjunction with the surrender of any other annuity or life insurance policy by Nationwide or its affiliates.

Summary of Additional Contract Options

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 2.05% of the daily net assets of the variable account. The maximum charges consist of the following:

 Mortality and Expense Risk Charge
  (applicable to all contracts)1.15%
 No CDSC Option              0.20%
 Highest Anniversary or 5% Enhanced
  Death Benefit Option       0.25%
 Extra Value Option          0.45%
Total Variable Account Charges when the Maximum Options are Elected
2.05%


                                   Managem   Other  12b-1    Total
                                     ent    Expense  Fees  Underlyi
                                     Fees      s              ng
                                                            Mutual
                                                             Fund
                                                           Expenses
American Century Variable           1.26%    0.00%  0.00%    1.26%
Portfolios, Inc. - American
Century VP Income & Growth Fund:
Class III

American Century Variable           1.00%    0.00%  0.00%    1.00%
Portfolios, Inc. - American
Century VP Ultra Fund: Class III

American Century Variable           0.97%    0.00%  0.00%    0.97%
Portfolios, Inc. - American
Century VP Value Fund: Class III

Fidelity VIP Equity Income          0.48%    0.10%  0.10%    0.68%
Portfolio:  Service Class 2 R

Fidelity VIP Growth Portfolio:      0.58%    0.10%  0.10%    0.78%
Service Class 2 R

Fidelity VIP II Contrafundr         0.58%    0.10%  0.10%    0.78%
Portfolio: Service Class 2 R

GVIT Gartmore GVIT Government Bond  0.50%    0.25%  0.00%    0.75%
Fund: Class III

GVIT Gartmore GVIT Money Market     0.50%    0.19%  0.25%    0.94%
Fund II

GVIT Gartmore GVIT Total Return     0.59%    0.25%  0.00%    0.84%
Fund: Class III

GVIT GVIT Small Cap Growth Fund:    1.10%    0.28%  0.00%    1.38%
Class III

GVIT GVIT Small Cap Value Fund:     0.86%    0.22%  0.00%    1.08%
Class III

GVIT GVIT Small Company Fund:       0.93%    0.26%  0.00%    1.19%
Class III

GVIT Strong GVIT Mid Cap Growth     0.90%    0.27%  0.00%    1.17%
Fund: Class III

Rydex Variable Trust Arktos Fund *  0.90%    1.33%  0.00%    2.23%

Rydex Variable Trust Banking Fund   0.85%    1.14%  0.00%    1.99%
*

Rydex Variable Trust Basic          0.85%    1.10%  0.00%    1.95%
Materials Fund *

Rydex Variable Trust Biotechnology  0.85%    1.42%  0.00%    2.27%
Fund *

Rydex Variable Trust Consumer       0.85%    1.22%  0.00%    2.07%
Products Fund *

Rydex Variable Trust Electronics    0.85%    1.51%  0.00%    2.36%
Fund *

Rydex Variable Trust Energy Fund *  0.85%    1.20%  0.00%    2.05%

Rydex Variable Trust Energy         0.85%    1.21%  0.00%    2.06%
Services Fund *

Rydex Variable Trust Financial      0.85%    1.34%  0.00%    2.19%
Services Fund *

Rydex Variable Trust Health Care    0.85%    1.38%  0.00%    2.23%
Fund *

Rydex Variable Trust Internet Fund  0.85%    1.48%  0.00%    2.33%
*

Rydex Variable Trust Large-Cap      0.90%    1.27%  0.00%    2.17%
Europe Fund *

Rydex Variable Trust Large-Cap      0.90%    1.33%  0.00%    2.23%
Japan Fund *

Rydex Variable Trust Leisure Fund   0.85%    1.13%  0.00%    1.98%
*

Rydex Variable Trust Medius Fund    0.90%    1.37%  0.00%    2.27%

Rydex Variable Trust Mekros Fund *  0.90%    1.36%  0.00%    2.26%

Rydex Variable Trust Nova Fund      0.75%    0.70%  0.00%    1.45%

Rydex Variable Trust OTC Fund       0.75%    0.70%  0.00%    1.45%

Rydex Variable Trust Precious       0.75%    1.43%  0.00%    2.18%
Metals Fund
Rydex Variable Trust Real Estate    0.85%    1.46%  0.00%    2.31%
Fund
Rydex Variable Trust Retailing      0.85%    1.39%  0.00%    2.24%
Fund *

                                   Managem   Other  12b-1    Total
                                     ent    Expense  Fees  Underlyi
                                     Fees      s              ng
                                                            Mutual
                                                             Fund
                                                           Expenses
Rydex Variable Trust - Sector       0.90%    1.00%  0.00%    1.90%
Rotation Fund

Rydex Variable Trust Technology     0.85%    1.49%  0.00%    2.34%
Fund *

Rydex Variable Trust                0.85%    1.40%  0.00%    2.25%
Telecommunication Fund *

Rydex Variable Trust Titan 500      0.90%    1.32%  0.00%    2.22%
Fund

Rydex Variable Trust                0.85%    1.31%  0.00%    2.16%
Transportation Fund *

Rydex Variable Trust Ursa Fund      0.90%    0.99%  0.00%    1.89%

Rydex Variable Trust U.S.           0.50%    1.51%  0.00%    2.01%
Government Bond Fund

Rydex Variable Trust Utilities      0.85%    1.23%  0.00%    2.08%
Fund *

Rydex Variable Trust Velocity 100   0.90%    1.44%  0.00%    2.34%
Fund  *


* Other Expenses are estimated.


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide. Currently, none of the underlying mutual funds are subject to fee waivers and expenses.



Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.

              Underlying Mutual Fund Short-Term Trading Fees
  (as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading)
        Underlying Mutual Fund            Short-Term Trading Fee
 American Century Variable                        1.00%
 Portfolios, Inc. - American Century
 VP Income & Growth Fund: Class III

 American Century Variable                        1.00%
 Portfolios, Inc. - American Century
 VP Ultra Fund: Class III

 American Century Variable                        1.00%
 Portfolios, Inc. - American Century
 VP Value Fund: Class III

 Fidelity VIP Equity Income                       1.00%
 Portfolio:  Service Class 2 R

 Fidelity VIP Growth Portfolio:                   1.00%
 Service Class 2 R

 Fidelity VIP II Contrafundr                      1.00%
 Portfolio: Service Class 2 R

 GVIT Gartmore GVIT Government Bond               1.00%
 Fund: Class III

 GVIT Gartmore GVIT Total Return                  1.00%
 Fund: Class III

 GVIT GVIT Small Cap Growth Fund:                 1.00%
 Class III

 GVIT GVIT Small Cap Value Fund:                  1.00%
 Class III

 GVIT GVIT Small Company Fund: Class              1.00%
 III

 GVIT Strong GVIT Mid Cap Growth                  1.00%
 Fund: Class III



Example

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed variable account charges of 2.05%, which is the maximum variable account charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be reduced.

Deductions for premium taxes are not reflected but may apply.


                 If you surrender  If you do not   If you annuitize
                  your contract    surrender your   your contract
                  at the end of   contract at the   at the end of
                  the applicable     end of the     the applicable
                   time period    applicable time    time period
                                       period
                 1   3    5   10   1   3   5   10   1   3   5   10
                 Yr Yrs  Yrs Yrs. Yr  Yr  Yrs Yrs. Yr  Yrs Yrs Yrs.
                 .   .    .        .   s   .        .   .   .
American Century 98 151  206 372  35  10  179 372   *  106 179 372
Variable                               6
Portfolios, Inc.
- American
Century VP
Income & Growth
Fund: Class III

American Century 95 143  193 347  32  98  166 347   *  98  166 347
Variable
Portfolios, Inc.
- American
Century VP Ultra
Fund: Class III

American Century 95 142  191 345  32  97  164 345   *  97  164 345
Variable
Portfolios, Inc.
- American
Century VP Value
Fund: Class III

Fidelity VIP     92 133  177 316  29  88  150 316   *  88  150 316
Equity Income
Portfolio:
Service Class 2
R

Fidelity VIP     93 136  182 326  30  91  155 326   *  91  155 326
Growth
Portfolio:
Service Class 2
R

Fidelity VIP II  93 136  182 326  30  91  155 326   *  91  155 326
Contrafund
Portfolio:
Service Class 2
R

GVIT Gartmore    92 135  180 323  29  90  153 323   *  90  153 323
GVIT Government
Bond Fund: Class
III

GVIT Gartmore    98 152  208 376  35  10  181 376   *  107 181 376
GVIT  Money                            7
Market Fund II

GVIT Gartmore    93 138  185 332  30  93  158 332   *  93  158 332
GVIT Total
Return Fund:
Class III

GVIT GVIT Small  99 155  212 384  36  11  185 384   *  110 185 384
Cap Growth Fund:                       0
Class III

GVIT GVIT Small  96 145  197 355  33  10  170 355   *  100 170 355
Cap Value Fund:                        0
Class III

GVIT GVIT Small  97 149  203 366  34  10  176 366   *  104 176 366
Company Fund:                          4
Class III

GVIT Strong GVIT 97 148  202 364  34  10  175 364   *  103 175 364
Mid Cap Growth                         3
Fund: Class III

Rydex Variable   10 181  254 460  45  13  227 460   *  136 227 460
Trust Arktos     8                     6
Fund

Rydex Variable   10 173  242 439  42  12  215 439   *  128 215 439
Trust Banking    5                     8
Fund

Rydex Variable   10 172  240 435  42  12  213 435   *  127 213 435
Trust Basic      5                     7
Materials Fund

Rydex Variable   10 182  256 463  45  13  229 463   *  137 229 463
Trust            8                     7
Biotechnology
Fund

Rydex Variable   10 176  246 446  43  13  219 446   *  131 219 446
Trust Consumer   6                     1
Products Fund

                 If you surrender  If you do not   If you annuitize
                  your contract    surrender your   your contract
                  at the end of   contract at the   at the end of
                  the applicable     end of the     the applicable
                   time period    applicable time    time period
                                       period
                 1   3    5   10   1   3   5   10   1   3   5   10
                 Yr Yrs  Yrs Yrs. Yr  Yr  Yrs Yrs. Yr  Yrs Yrs Yrs.
                 .   .    .        .   s   .        .   .   .
Rydex Variable   10 184  260 471  46  13  233 471   *  139 233 471
Trust            9                     9
Electronics Fund

Rydex Variable   10 175  245 444  43  13  218 444   *  130 218 444
Trust Energy     6                     0
Fund

Rydex Variable   10 175  246 445  43  13  219 445   *  130 219 445
Trust Energy     6                     0
Services Fund

Rydex Variable   10 181  254 460  45  13  227 460   *  136 227 460
Trust Health     8                     6
Care Fund

Rydex Variable   10 179  252 456  45  13  225 456   *  134 225 456
Trust Financial  8                     4
Services Fund

Rydex Variable   10 184  259 468  46  13  232 468   *  139 232 468
Trust Internet   9                     9
Fund

Rydex Variable   10 179  251 455  44  13  224 455   *  134 224 455
Trust Large-Cap  7                     4
Europe Fund

Rydex Variable   10 181  254 460  45  13  227 460   *  136 227 460
Trust Large-Cap  8                     6
Japan Fund

Rydex Variable   10 173  242 438  42  12  215 438   *  128 215 438
Trust Leisure    5                     8
Fund

Rydex Variable   10 182  256 463  45  13  229 463   *  137 229 463
Trust Medius     8                     7
Fund

Rydex Variable   10 181  255 462  45  13  228 462   *  136 228 462
Trust Mekros     8                     6
Fund

Rydex Variable   10 157  216 390  37  11  189 390   *  112 189 390
Trust Nova Fund  0                     2

Rydex Variable   10 157  216 390  37  11  189 390   *  112 189 390
Trust OTC Fund   0                     2

Rydex Variable   10 179  252 455  44  13  225 455   *  134 225 455
Trust Precious   7                     4
Metals Fund

Rydex Variable   10 180  253 458  45  13  226 458   *  135 226 458
Trust Real       8                     5
Estate Fund

Rydex Variable   10 181  254 461  45  13  227 461   *  136 227 461
Trust Retailing  8                     6
Fund

Rydex Variable   10 170  238 431  41  12  211 431   *  125 211 431
Trust - Sector   4                     5
Rotation Fund

Rydex Variable   10 184  259 469  46  13  232 469   *  139 232 469
Trust Technology 9                     9
Fund

Rydex Variable   10 181  255 461  45  13  228 461   *  136 228 461
Trust            8                     6
Telecommunicatio
n Fund

Rydex Variable   10 180  254 459  45  13  227 459   *  135 227 459
Trust Titan 500  8                     5
Fund

Rydex Variable   10 178  251 454  44  13  224 454   *  133 224 454
Trust            7                     3
Transportation
Fund

Rydex Variable   10 170  237 430  41  12  210 430   *  125 210 430
Trust Ursa Fund  4                     5

Rydex Variable   10 174  243 441  43  12  216 441   *  129 216 441
Trust U.S.       6                     9
Government Bond
Fund

Rydex Variable   10 176  247 447  43  13  220 447   *  131 220 447
Trust Utilities  6                     1
Fund

Rydex Variable   10 184  259 469  46  13  232 469   *  139 232 469
Trust Velocity   9                     9
100 Fund

*Annuitization is not permitted during the first two contract years.


Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:
 *    Non-Qualified;
 *    Individual Retirement Annuities;
 *    SEP IRAs;
 *    Simple IRAs;
 *    Roth IRAs;
 * Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities;
 *    Investment-only; and
 *    Charitable Remainder Trusts.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus. Minimum Initial and Subsequent Purchase Payments

           Minimum   Minimum
Contract   Initial   Subseque
  Type     Purchase     nt
           Payment   Payments
Non-       $10,0       $1,000
Qualified     00
IRA        $10,0       $1,000
              00
SEP IRA    $10,0       $1,000
              00
Simple     $10,0       $1,000
IRA           00
Roth IRA   $10,0       $1,000
              00
Tax        $10,0       $1,000
Sheltered     00
Annuity
Investmen  $10,0       $1,000
t-only        00
Charitabl  $10,0       $1,000
e             00
Remainder
Trust

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Change ("CDSC") if any amount is withdrawn from the contract, unless the contract owner elected the No CDSC Option at the time of application. The CDSC reimburses Nationwide for sales expenses. The amount of the CDSC if assessed, will not exceed 7% of purchase payments surrendered.

A No CDSC Option is available under the contract at the time of application. If the contract owner elects the No CDSC Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account (see "No CDSC Option").

Two optional death benefits are available under the contract at the time of application. Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary Death Benefit Option or 0.25% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary or 5% Enhanced Death Benefit Option (see "Death Benefit Payment").

An Extra Value Option is available under the contract at the time of application to applicants who are not purchasing this contract in conjunction with the surrender of any other annuity issued by Nationwide or its affiliates. If an eligible contract owner elects the Extra Value Option on the application, Nationwide will credit the contract 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract (1.15%) will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued, regardless whether the contract was annuitized during that period.

Annuity Payments

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

10 Day Free Look

Contract owners may return the contract for any reason within 10 days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references
to NISC will mean Nationwide Investment Svcs. Corporation.)   NISC is a
wholly owned subsidiary of Nationwide.

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a SEP IRA, a Simple IRA, a Roth IRA or a Tax Sheltered Annuity.
Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.
Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Individual Retirement Annuities

Individual Retirement Annuities are contracts that satisfy the following requirements:

*    the contract is not transferable by the owner;
*    the premiums are not fixed;
* the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax sheltered annuities and other IRAs can be received);
* certain minimum distribution requirements must be satisfied after the owner attains the age of 701/2;
*    the entire interest of the owner in the contract is nonforfeitable;
     and
* after the death of the contract owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the contract owner, all or a portion of the contributions made to the contract may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

Individual Retirement Annuities may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, certain 457 governmental plans and from qualified retirement plans, including 401(k) plans.


For further details regarding Individual Retirement Annuities, please refer to the disclosure statement provided when the Individual Retirement Annuities was established.

Simplified Employee Pension IRAs (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:
*    minimum participation rules;
*    top-heavy contribution rules;
*    nondiscriminatory allocation rules; and
*    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

Simple IRAs

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

*    vesting requirements;
*    participation requirements; and
*    administrative requirements.

Assets contributed to a Simple IRA cannot be commingled with assets in IRAs or SEP IRAs.

Simple IRA can only receive rollover distributions from another Simple IRA.

Roth IRAs

Roth IRA contracts are contracts that satisfy the following requirements:

*    the contract is not transferable by the contract owner;
*    the premiums are not fixed;
* the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);
* the contract owner's entire interest of the owner in the contract is nonforfeitable; and
* after the death of the contract owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The contract owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the contract owner attains the age of 701/2, and after the death of the contract owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Investment-only Contracts

Contracts that are Investment-only Contract owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of
Section 664 of the Internal Revenue Code. For this contract, Charitable Remainder Trusts are treated differently than Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

  (a)  the contract value on the day before the withdrawal; and
  (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these terms are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


Investing in the Contract

The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on October 7, 1987, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund.
Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

 (1) shares of a current underlying mutual fund are no longer available for investment; or

 (2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:
  Number of         CDSC
  Completed      Percentage
  Years from
   Date of
   Purchase
   Payment
      0              7%
      1              6%
      2              5%
      3              4%
      4              3%
      5              2%
      6              1%
      7              0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.75% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 591/2 may be subject to a 10% penalty tax.

If the contract owner elects the No CDSC Option at the time of application, no CDSC will be assessed on surrenders.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each contract year, the contract owner may withdraw without a CDSC the greater of (1) or
(2) where:

 (1)  is the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;

     (b)  is 10% of contract value; and

  (2) is amounts required to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

 (1) upon the annuitization of contracts which have been in force for at least two years;

 (2)  upon payment of a death benefit; or

 (3)  from any values which have been held under a contract over 7 years.

No CDSC applies to transfers among sub-accounts.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

 (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

 (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

 (1)  the time the contract is surrendered;

 (2)  annuitization; or

 (3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.


Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.
Transactions that are not subject to short-term trading fees include:

 * scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;
 *    contract loans or surrenders, including CDSC-free withdrawals; or
 *    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.


Optional Contract Benefits, Charges and Deductions

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will cease and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

No CDSC Option
For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, the contract owner may withdraw amounts in excess of the 10% CDSC-free withdrawal amount without incurring a CDSC. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. (See "Federal Tax Considerations.")


The No CDSC Option is NOT available to contract owners who have purchased this contract in conjunction with the surrender of any other annuity or life insurance policy by Nationwide or its affiliates.


Death Benefit Options

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.20% (for the Highest Anniversary Death Benefit Option) or 0.25% (for the Highest Anniversary or 5% Enhanced Death Benefit Option) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

Highest Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

 (1)  the contract value;

 (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

 (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

 (1)  the contract value;

 (2) the total of all purchase payments, less an adjustment for amounts surrendered;

 (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

 (4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each death benefit option has a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, Individual Retirement Annuities and Roth IRAs, provided the conditions described below are satisfied. There is no additional charge for this feature.

 (1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the contract owner;

 (2)  the spouses must be co-annuitants;

 (3) both co-annuitants must be age 85 or younger at the time the contract is issued;

 (4)  the spouses must each be named as beneficiaries;

 (5) no person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

 (6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the contract owner);

 (7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

 (8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

In addition, both death benefit options have a Long Term Care Facility and Terminal Illness Benefit at no additional charge provided the conditions described below are satisfied.

No CDSC will be charged if:

 (1)  the third contract anniversary has passed; and

 (2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

 (3) the contract owner has been diagnosed by a physician to have a terminal illness; and

 (4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Extra Value Option

The Extra Value Option may not be
available in all states.
Applicants should be aware of the
following prior to electing the
Extra Value Option:

1.Electing the Extra Value
  Option will be beneficial for
  contract owners only if the
  investment performance of the
  underlying mutual fund, is great
  enough to compensate for the
  reduction in contract value due to
  the 0.45% charge;
2.Nationwide may make a profit
  from the charge assessed by the
  Extra Value Option;
3.Because the 0.45% charge
  associated with the Extra Value
  Option will be assessed against
  the entire variable account value
  for the first seven (7) contract
  years, contract owners who
  anticipate making additional
  purchase payments after the first
  contact year should carefully
  examine the Extra Value Option and
  consult their financial adviser
  regarding its desirability;
4.Once the Extra Value Option
  is elected, it may not be revoked;
5.Nationwide may recapture all
  or part of the amount credited in
  the event of early surrenders,
  including revocation of the
  contract during the contractual
  free-look period; and
6.The Extra Value Option is NOT
  available to contract owners who
  have purchased this contract in
  conjunction with the surrender of
  any other annuity or life
  insurance policy issued by
  Nationwide or its affiliates.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. The additional charge of 0.45% funds the credit to the contract if the Extra Value Option is elected.

In exchange for electing the Extra Value Option and paying the charge as described above, Nationwide will apply a credit of 3% of all purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.60% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 1.15% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a) a 1.60% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

(b) a 1.15% variable account charge for the first 7 years of the contract, and after, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.60%) and contracts with no additional contract options (total variable account charges of 1.15%). The figures are based upon:

(a) a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 1.15% (base contract) and 1.60% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.97% for all years for a period of 10 years.

        7.97% Rate of Return
Contract     Base      Contract
  Year     Contract   With Extra
         (1.15% totalValue Option
           charges)  (1.60% total
                       charges)
   0       $100,000    $103,000
   1       $106,725    $109,464
   2       $113,903    $116,334
   3       $121,564    $123,635
   4       $129,740    $131,394
   5       $138,465    $139,639
   6       $147,778    $148,403
   7       $157,716    $157,716
   8       $168,323    $168,323
   9       $179,644    $179,644
   10      $191,726    $191,726

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.97%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

  (a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

  (b) withdrawals that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC but for the fact the contract owner elected the No CDSC Option) are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuity, SEP IRAs, or Simple IRAs upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts. That is, Nationwide bears the risk of loss and the potential for gain during the free look period in those states that require the return of purchase payments.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are (or would be) subject to a CDSC, including withdrawals that would be subject to a CDSC except that the contract owner elected the No CDSC Option, subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. Thus, to determine the amount credited that is subject to recapture, Nationwide will:

 (1) determine the percentage of the contract value subject to CDSC including the percentage of the contract value that would be subject to CDSC except the contract owner elected the No CDSC Option; and

 (2)  multiply the percentage from (1) by the total credited amount.

The additional charge of 0.45% of the daily net assets in the variable account will continue to be assessed on the amount remaining after the partial surrender.

The amount recaptured will be taken from the sub-accounts in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC except that the contract owner elected the No CDSC Option) in accordance with the following:

               (Extra Value
            Amount) Percentage
 Contract      of First Year
  Years      Purchase Payments
 1 and 2            3%
3, 4 and 5          2%
 6 and 7            1%
After year          0%
    7

No amount credited will be subject to recapture after the 7th contract anniversary or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

 *    on a Nationwide form;

 *    signed by the contract owner; and

 *    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

 *   joint owners can only be named for Non-Qualified Contracts;

 * joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;
 * the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;
 * an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and
 * Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date the change was signed, whether or not the contract owner was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date the change was signed, whether or not the annuitant was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments
             Minimum   Minimum
 Contract    Initial   Subseque
   Type      Purchase     nt
             Payment   Payments
Non-         $10,0       $1,000
Qualified       00
IRA          $10,0       $1,000
                00
SEP IRAs     $10,0       $1,000
                00
Simple IRAs  $10,0       $1,000
                00
Roth IRA     $10,0       $1,000
                00
Tax          $10,0       $1,000
Sheltered       00
Annuity
Investment   $10,0       $1,000
-only           00
Charitable   $10,0       $1,000
Remainder       00
Trust

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete the application. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned the prospective purchaser unless he or she specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern Standard Time to be processed in the current valuation period. The deadline for such financial transactions involving a Rydex Variable Trust Fund will be extended to 3:35 p.m. Eastern Standard Time for transactions submitted electronically through Nationwide's Internet website (www.bestofamerica.com). Nationwide will not accept any request for transactions involving the transfer of units in one of the Rydex Variable Trust Funds between the applicable deadline and 4:00 p.m. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
* New Year's Day     * Independence Day
* Martin             * Labor Day
  Luther King, Jr.
* Presidents'        * Thanksgiving
  Day
* Good Friday     * Christmas
* Memorial
  Day

Nationwide also will not price purchase payments if:

 (1)  trading on the New York Stock Exchange is restricted;

 (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Any request for a change that would result in an amount less than 1% of purchase payments being allocated to any sub-account will not be honored and the allocations among the sub-accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the value of amounts allocated to the sub-accounts of the variable account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

 (a)  is the sum of:
   (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and
   (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

 (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

 (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.15% to 2.05% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Transfers Prior to Annuitization

Generally, allocations may be transferred among the sub-accounts once per valuation period without charges or penalties.


Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.


Transfers After Annuitization

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Generally, transfers will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern time to be processed in the current valuation period. The 3:00 p.m. deadline for such financial transactions involving a Rydex Variable Trust Funds will be extended to 3:35 p.m. Eastern time for transactions submitted electronically through Nationwide's Internet website (www.bestofamerica.com). Nationwide will not accept any request for transactions involving the transfer of units in one of the Rydex Variable Trust Funds between the applicable deadline and 4:00 p.m. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.

Right to Revoke

Contract owners have a 10 day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within 10 days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see "Extra Value Option" for a description of the recapture of the amount credited under the Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemptions)

For partial surrenders, Nationwide will surrender accumulation units from the sub-accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

 (a)  the amount requested; or

 (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

*    variable account charges;

*    underlying mutual fund charges; and

*    the investment performance of the underlying mutual funds.

A CDSC may apply.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

 *    the participant dies;

 *    the participant retires;

 *    the participant terminates employment due to total disability; or

 * the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

 (A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code
   Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

   (1) when the contract owner reaches age 591/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
   (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

 (B)  The surrender limitations described in Section A also apply to:
   (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
   (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
   (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

 (C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 591/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner did not elect the No CDSC Option and chooses to take systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

 (1) 10% of all purchase payments made to the contract as of the withdrawal date;

 (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

 (3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

    Contract      Percentage
     Owner's          of
       Age         Contract
                    Value
  Under age 591/2       5%
     Age 591/2          7%
 through age 61
 Age 62 through       8%
     age 64
 Age 65 through      10%
     age 74
   Age 75 and        13%
      over

Contract value and contract owner's age are determined as of the date the request for the systematic withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than:

 * the age (or date) specified in the contract (the annuity commencement date as specified by the contract owner and reflected on the contract's data page); or

 *   the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For contracts issued as Non-qualified contract or Roth-IRAs contracts, the annuity commencement date is the contract owner's 90th birthday unless the contract owner specifies otherwise.

For all other types of contracts, the annuity commencement date is the date when the contract owner reaches age 701/2 unless the contract owner specifies otherwise. The contract owner may not, however, extend the annuity commencement date to a date after the contract owner's 90th birthday. For joint owners the older contract owner's age will be used.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

 (1)  an annuity payment option; and

 (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

 (1)  deducting applicable premium taxes from the total contract value; then

 (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

 (1)  deducting applicable premium taxes from the total contract value; then

 (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

 (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

 (2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

* the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

* an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.

(1) Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected. The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

 (1)  in a lump sum;

 (2)  as an annuity; or

 (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of two optional death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no optional death benefit is elected at the time of application, the death benefit will equal the contract value.

The death benefit value is determined as of the date Nationwide receives:

 (1)  proper proof of the annuitant's death;

 (2)  an election specifying the distribution method; and

 (3)  any state required form(s).

Highest Anniversary Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Death Enhanced Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).


Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC unless the contract owner elected the No CDSC option at the time of application.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

  (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

  (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:
    (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
   (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

 (a) the death of the annuitant will be treated as the death of a contract owner;

 (b) any change of annuitant will be treated as the death of a contract owner; and

 (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from
Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

Required Distributions for Tax Sheltered Annuities, Individual Retirement Annuities, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 701/2. Distributions may be paid in a lump sum or in substantially equal payments over:
 (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

 (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 701/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
 (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

 (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

 (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

 (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

 (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

 (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

*    the type of contract purchased;

*    the purposes for which the contract is purchased; and

* the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

*    Individual Retirement Annuities;

*    SEP IRAs;

*    Simple IRAs;

*    Roth IRAs;

*    Tax Sheltered Annuities; and

*    Non-Qualified Annuities.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the contract owner attains the age of 591/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

*    made to a beneficiary on or after the death of the owner;

* attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

* part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the owner and his or her designee;

*    used for qualified higher education expenses; or

* used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

* it is made on or after the date on which the contract owner attains age 591/2;

* it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

*    it is attributable to the contract owner's disability; or

* it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the contract owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the contract owner attains the age of 591/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

*    made to a beneficiary on or after the death of the contract owner;

* attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

* part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designee;

*    for qualified higher education expenses; or

* used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the contract owner attains the age of 591/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

*    made to a beneficiary on or after the death of the contract owner;

* attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

* part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designated beneficiary;

*    for qualified higher education expenses;

* used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

* made to the contract owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution.
Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income. This contract may receive amounts deemed to be investments that were made prior to August 14, 1982 in connection with a tax-free exchange from another annuity contract that had investments that were made prior to August 14, 1982. The treatment as investments that were made prior to August 14, 1982 applies for purposes of the distribution rule discussed in this paragraph as well as for the 10% penalty exception discussed in the following paragraph.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 591/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

*    the result of a contract owner's death;

* the result of a contract owner's disability (as defined in the Internal Revenue Code);

* one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
*    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.


The non-natural person rules also do not apply to contracts that are:

 * acquired by the estate of a decedent by reason of the death of the decedent;

 * issued in connection with certain qualified retirement plans and individual retirement plans;

 * purchased by an employer upon the termination of certain qualified retirement plans;

 * immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

* the distribution is made directly to another Tax Sheltered Annuity or IRA; or

* the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

* if the payee does not provide Nationwide with a taxpayer identification number; or

* if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.


If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.


Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

 1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

 2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

 1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

 2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

 *    a transfer of the contract from one contract owner to another; or

 *    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

 a) an individual who is two or more generations younger than the contract owner; or

 b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

* who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

* who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
     If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

 *    the failure to diversify was accidental;

 *    the failure is corrected; and

 *    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.


Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

 *    generally lowering federal income tax rates;

 * increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

 * increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

 *    eliminating and/or reducing the highest federal estate tax rates;

 *    increasing the estate tax credit; and

 *    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser forfurther information relating to EGTRRA and other tax issues.


Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

 *    statements showing the contract's quarterly activity;

 * confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

 * semi-annual reports as of June 30 containing financial statements for the variable account; and

 * annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named
defendants filed a motion to dismiss the amended complaint.   On March 8,
2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


Advertising

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund II. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund II's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund II generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

 *    precious metals;
 *    real estate;
 *    stocks and bonds;
 *    closed-end funds;
 *    bank money market deposit accounts and passbook savings;
 *    CDs; and
 *    the Consumer Price Index.

Market Indices

The sub-accounts will be compared to certain market indexes, such as:

 *    S&P 500;
 *    Shearson/Lehman Intermediate Government/Corporate Bond Index;
 *    Shearson/Lehman Long-Term Government/Corporate Bond Index;
 *    Donoghue Money Fund Average;
 *    U.S. Treasury Note Index;
 *    Bank Rate Monitor National Index of 21/2 Year CD Rates; and
 *    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

 *    Lipper Analytical Services, Inc.;
 *    CDA/Wiesenberger;
 *    Morningstar;
 *    Donoghue's;
 *    magazines such as:
  _    Money;
  _    Forbes;
  _    Kiplinger's Personal Finance Magazine;
  _    Financial World;
  _    Consumer Reports;
  _    Business Week;
  _    Time;
  _    Newsweek;
  _    National Underwriter; and
  _    U.S. News and World Report;
 *    LIMRA;
 *    Value;
 *    Best's Agent Guide;
 *    Western Annuity Guide;
 *    Comparative Annuity Reports;
 *    Wall Street Journal;
 *    Barron's;
 *    Investor's Daily;
 *    Standard & Poor's Outlook; and
 *    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum optional benefits are chosen (2.05%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 1.15% and does not reflect CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available in the variable account for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.


    Table of Contents of the Statement of Additional Information
                                                                Page
General Information and History                                   1
Services                                                          1
Purchase of Securities Being Offered                              2
Underwriters                                                      2
Calculations of Performance                                       2
Annuity Payments                                                  3
Financial Statements                                             61


Appendix A: Objectives for Underlying Mutual Funds

The underlying mutualfunds listed below are designed primarily as investments for variableannuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.


American Century Variable Portfolios, Inc., a member of the American CenturySM Family of Investments
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

  American Century VP Income & Growth Fund: Class III
  Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

  American Century VP Ultra Fund: Class III
  Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

  American Century VP Value Fund: Class III
  Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.

Fidelity Variable Insurance Products Fund
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

  VIP Equity-Income Portfolio: Service Class 2 R
  Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

  VIP Growth Portfolio: Service Class 2 R
  Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

Fidelity Variable Insurance Products Fund II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II Contrafund Portfolio: Service Class 2 R
     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

Gartmore Variable Insurance Trust
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Financial Services Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

  Gartmore GVIT Government Bond Fund: Class III
  Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

  Gartmore GVIT Money Market Fund II
  Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less. It is anticipated that the Fund's dollar-weighted maturity will be 15 days or less because the Fund may be subject to active trading. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, especially those caused by active trading of contract holders, to maintain target allocations and to take advantage of more favorable opportunities.

  Gartmore GVIT Total Return Fund: Class III
  Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

  GVIT Small Cap Growth Fund: Class III
  Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company
  Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

  GVIT Small Cap Value Fund: Class III
  Subadviser: The Dreyfus Corporation
  Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

  GVIT Small Company Fund: Class III (Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
  Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

  Strong GVIT Mid Cap Growth Fund: Class III
  Subadviser: Strong Capital Management Inc.
  Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.


Rydex Variable Trust
Rydex Variable Trust (the "Trust") is an open-end management investment company that was organized as a Delaware business trust on June 11, 1998. The Trust offers separate portfolios of shares (the "Funds") through certain deferred variable annuity and variable insurance contracts as well as to certain retirement plan investors. Rydex Global Advisors (the "Advisor") serves as the investment advisor for the Trust and manager of the Funds.

  Arktos Fund
  Investment Objective: Seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index. If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the NASDAQ 100 Index is decreasing. When the value of the NASDAQ 100 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the NASDAQ 100 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

  Banking Fund
  Investment Objective: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

  Basic Materials Fund
  Investment Objective: Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

  Biotechnology Fund
  Investment Objective: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

  Consumer Products Fund
  Investment Objective: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

  Electronics Fund
  Investment Objective: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

  Energy Fund
  Investment Objective: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

  Energy Services Fund
  Investment Objective: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

  Financial Services Fund
  Investment Objective: Seeks capital appreciation by investing in companies that are involved in the financial services sector.

  Health Care Fund
  Investment Objective: Seeks capital appreciation by investing in companies that are involved in the health care industry.

  Internet Fund
  Investment Objective: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

  Large-Cap Europe Fund
  Investment Objective: Seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50SM Index (the "Stoxx 50 Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Stoxx 50 Index is increasing. When the value of the Stoxx 50 Index is decreasing, the value of the Fund's shares will tend to decrease.

  Large-Cap Japan Fund
  Investment Objective: Seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "Topix 100 Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Topix 100 Index is increasing. When the value of the Topix 100 Index is decreasing, the value of the Fund's shares will tend to decrease.

  Leisure Fund
  Investment Objective: Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

  Medius Fund
  Investment Objective: Seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 IndexT (the "S&P MidCap 400 Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

  Mekros Fund
  Investment Objective: Seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000r Index (the "Russell 2000 Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Russell 2000 Index is increasing. When the value of the Russell 2000 Index is decreasing, the value of the Fund's shares will tend to decrease.

  Nova Fund
  Investment Objective: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

  OTC Fund
  Investment Objective: Seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index TM (the "NASDAQ 100 Index"). If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

  Precious Metals Fund
  Investment Objective: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

  Real Estate Fund
  Investment Objective: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

  Retailing Fund
  Investment Objective: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.


  Sector Rotation Fund
  Investment Objective: seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks the fifty-nine industries comprising the components of the S&P 1500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions.


  Technology Fund
  Investment Objective: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

  Telecommunication Fund
  Investment Objective: Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

  Titan 500 Fund
  Investment Objective: Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index. The investment objective of the Titan 500 Fund is non-fundamental and may be changed without shareholder approval. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

  Transportation Fund
  Investment Objective: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

  Ursa Fund
  Investment Objective: Seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index. If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

  U.S. Government Bond Fund
  Investment Objective: Seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

  Utilities Fund
  Investment Objective: Seeks capital appreciation by investing in companies that operate public utilities.
  Velocity 100 Fund
  Investment Objective: Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 IndexT (the "NASDAQ 100 Index"). The investment objective of the Velocity 100 Fund is non-fundamental and may be changed without shareholder approval. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the NASDAQ 100 Index. When the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the NASDAQ 100 Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).


Appendix B:  Condensed Financial Information
Accumulation unit values for accumulation units outstanding
throughout the period.
      No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.994345     -0.06%     530,488    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.916610     -30.83%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.302548     3.03%       8,875    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.135186    11.35%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.436499    14.36%       1,266    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.355991     3.56%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.145323    41.45%       1,725    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.313664     3.14%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.680697    26.81%       1,613    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.475591     4.76%           0    2001
Variable
Trust
Financial
Services
Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  9.839345     -1.61%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  14.006514    40.07%           0    2001
Variable
Trust
Internet
Fund


Rydex        10.000000  11.057089    10.57%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.601313     -13.99%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.690551    16.91%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.344390    23.44%         488    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.712705    27.13%     590,486    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.256940    12.57%       4,063    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.502288    35.02%       4,801    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.447667     -5.52%       4,868    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.467730     4.68%       4,763    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.835742    18.36%           0    2001
Variable
Trust
Retailing
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  13.340880    33.41%       2,627    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.248649     2.49%           0    2001
Variable
Trust
Telecommuni
cation Fund



Rydex        10.000000  11.652985    16.53%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.056821    20.57%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.076802     -9.23%         625    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.660145     -3.40%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.341214     -6.59%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.353386    53.53%           0    2001
Variable
Trust
Velocity
100 Fund



The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class
III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth
Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund II, GVIT-Gartmore GVIT Total Return
Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company
Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

      No Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.971831     -0.28%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.900942     -30.99%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.279338     2.79%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.110114    11.10%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.410792    14.11%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.332657     3.33%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.113570    41.14%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.290416     2.90%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.652183    26.52%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.452009     4.52%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.817179     -1.83%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.975105    39.75%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.032176    10.32%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.581856     -14.18%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.664237    16.64%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.316652    23.17%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.684139    26.84%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.231601    12.32%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.471983    34.72%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.426342     -5.74%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.444161     4.44%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.809109    18.09%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.310918    33.11%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.225573     2.26%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.626765    16.27%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.029716    20.30%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.056328     -9.44%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.638384     -3.62%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.320129     -6.80%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.318930    53.19%           0    2001
Variable
Trust
Velocity
100 Fund



The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class
III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth
Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund II, GVIT-Gartmore GVIT Total Return
Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company
Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.


                    STATEMENT OF ADDITIONAL INFORMATION

                               June 14, 2002

                    Deferred Variable Annuity Contracts
                Issued by Nationwide Life Insurance Company through its Nationwide Variable Account- 4

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated June 14, 2002. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182723, Columbus, Ohio 43218-2723, or calling 1-866-233-3223, TDD 1-800-238-
3035.

                             TABLE OF CONTENTS
                                                                   Page
  General Information and History                                    1
  Services                                                           1
  Purchase of Securities Being Offered                               2
  Underwriters                                                       2
  Calculations of Performance                                        2
  Annuity Payments                                                   3
  Financial Statements                                              61

General Information and History


Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.


Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account - 4 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ("NISC") Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.

Calculations of Performance

Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund II, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT Gartmore GVIT Money Market Fund II effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund.

The GVIT Gartmore GVIT Money Market Fund II yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund II determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT Gartmore GVIT Money Market Fund II's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund II is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average total return reflects the deduction of maximum variable account charges of 2.0580% and the standard 7 year CDSC schedule. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000, reflects variable account charges of 1.1540% and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average total return quotations.

The standardized average total return and nonstandardized average total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.


               Sub-Account Performance Summary
Standardized Average Annual Total Return
                                                       10
                                                      Years
                                                     or Date   Date
                                                      Fund     Fund
                                    1 Year  5 Years  Availab Availabl
        Sub-Account Option            to       to     le in  e in the
                                   12/31/2  12/31/2    the   Variable
                                     001      001    Variabl  Account
                                                        e
                                                     Account
                                                       to
                                                     12/31/2
                                                       001
Gartmore GVIT Money Market Fund II    N/A     N/A     -7.26  10/02/01
Rydex Variable Trust Funds - Rydex    N/A     N/A         -  10/02/01
Arktos Fund                                          35.82%
Rydex Variable Trust Funds -          N/A     N/A    -4.21%  10/02/01
Banking Fund
Rydex Variable Trust Funds - Basic    N/A     N/A     4.10%  10/02/01
Materials Fund
Rydex Variable Trust Funds -          N/A     N/A     7.11%  10/02/01
Biotechnology Fund
Rydex Variable Trust Funds -          N/A     N/A    -3.67%  10/02/01
Consumer Products Fund
Rydex Variable Trust Funds -          N/A     N/A    34.14%  10/02/01
Electronics Fund
Rydex Variable Trust Funds -          N/A     N/A    -4.10%  10/02/01
Energy Fund
Rydex Variable Trust Funds -          N/A     N/A    19.52%  10/02/01
Energy Services Fund
Rydex Variable Trust Funds -          N/A     N/A    -2.48%  10/02/01
Financial Services Fund
Rydex Variable Trust Funds -          N/A     N/A    -8.70%  10/02/01
Health Care Fund
Rydex Variable Trust Funds -          N/A     N/A    32.75%  10/02/01
Internet Fund
Rydex Variable Trust Funds - Large-   N/A     N/A     3.32%  10/02/01
Cap Europe Fund
Rydex Variable Trust Funds - Large-   N/A     N/A         -  10/02/01
Cap Japan Fund                                       20.19%
Rydex Variable Trust Funds -          N/A     N/A     9.64%  10/02/01
Leisure Fund
Rydex Variable Trust Funds -          N/A     N/A    16.17%  10/02/01
Medius Fund
Rydex Variable Trust Funds -          N/A     N/A    19.84%  10/02/01
Mekros Fund
Rydex Variable Trust Funds - Nova     N/A     N/A     5.32%  10/02/01
Fund
Rydex Variable Trust Funds - OTC      N/A     N/A    27.72%  10/02/01
Fund
Rydex Variable Trust Funds -          N/A     N/A         -  10/02/01
Precious Metals Fund`                                12.34%
Rydex Variable Trust Funds - Real     N/A     N/A    -2.56%  10/02/01
Estate Fund
Rydex Variable Trust Funds -          N/A     N/A    11.09%  10/02/01
Retailing Fund
Rydex Variable Trust Funds -          N/A     N/A    26.11%  10/02/01
Technology Fund
Rydex Variable Trust Funds -          N/A     N/A    -4.74%  10/02/01
Telecommunications Fund
Rydex Variable Trust Funds - Titan    N/A     N/A     9.27%  10/02/01
500 Fund
Rydex Variable Trust Funds -          N/A     N/A    13.30%  10/02/01
Transportation Fund
Rydex Variable Trust Funds - URSA     N/A     N/A         -  10/02/01
Fund                                                 15.78%
Rydex Variable Trust Funds - U.S.     N/A     N/A         -  10/02/01
Government Fund                                      10.35%
Rydex Variable Trust Funds -          N/A     N/A         -  10/02/01
Utilities Fund                                       13.32%
Rydex Variable Trust Funds -          N/A     N/A    46.19%  10/02/01
Velocity 100 Fund





           No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
   Underlying   Accumulat  Accumulat   Percent    Number of
   Mutual Fund  ion Unit   ion Unit    Change in  Accumulat   Year
                Value at   Value at    Accumulat  ion Units
                Beginning  End of      ion Unit   at End of
                of Period  Period      Value      Period

   GVIT         10.000000  9.994345      -0.06%    530,488     2001
   Gartmore
   GVIT Money
   Market Fund
   II


   Rydex        10.000000  6.916610     -30.83%          0     2001
   Variable
   Trust
   Arktos Fund


   Rydex        10.000000  10.302548     3.03%       8,875     2001
   Variable
   Trust
   Banking
   Fund


   Rydex        10.000000  11.135186     11.35%          0     2001
   Variable
   Trust Basic
   Materials
   Fund


   Rydex        10.000000  11.436499     14.36%      1,266     2001
   Variable
   Trust
   Biotechnolo
   gy Fund


   Rydex        10.000000  10.355991     3.56%           0     2001
   Variable
   Trust
   Consumer
   Products
   Fund



   Rydex        10.000000  14.145323     41.45%      1,725     2001
   Variable
   Trust
   Electronics
   Fund


   Rydex        10.000000  10.313664     3.14%           0     2001
   Variable
   Trust
   Energy Fund


   Rydex        10.000000  12.680697     26.81%      1,613     2001
   Variable
   Trust
   Energy
   Services
   Fund



   Rydex        10.000000  10.475591     4.76%           0     2001
   Variable
   Trust
   Financial
   Services
   Fund




   Underlying   Accumulat  Accumulat   Percent    Number of
   Mutual Fund  ion Unit   ion Unit    Change in  Accumulat   Year
                Value at   Value at    Accumulat  ion Units
                Beginning  End of      ion Unit   at End of
                of Period  Period      Value      Period

   Rydex        10.000000  9.839345      -1.61%          0     2001
   Variable
   Trust
   Health Care
   Fund


   Rydex        10.000000  14.006514     40.07%          0     2001
   Variable
   Trust
   Internet
   Fund


   Rydex        10.000000  11.057089     10.57%          0     2001
   Variable
   Trust Large-
   Cap Europe
   Fund



   Rydex        10.000000  8.601313     -13.99%          0     2001
   Variable
   Trust Large-
   Cap Japan
   Fund



   Rydex        10.000000  11.690551     16.91%          0     2001
   Variable
   Trust
   Leisure
   Fund


   Rydex        10.000000  12.344390     23.44%        488     2001
   Variable
   Trust
   Medius Fund


   Rydex        10.000000  12.712705     27.13%    590,486     2001
   Variable
   Trust
   Mekros Fund


   Rydex        10.000000  11.256940     12.57%      4,063     2001
   Variable
   Trust Nova
   Fund


   Rydex        10.000000  13.502288     35.02%      4,801     2001
   Variable
   Trust OTC
   Fund


   Rydex        10.000000  9.447667      -5.52%      4,868     2001
   Variable
   Trust
   Precious
   Metals Fund


   Rydex        10.000000  10.467730     4.68%       4,763     2001
   Variable
   Trust Real
   Estate Fund


   Rydex        10.000000  11.835742     18.36%          0     2001
   Variable
   Trust
   Retailing
   Fund



   Underlying   Accumulat  Accumulat   Percent    Number of
   Mutual Fund  ion Unit   ion Unit    Change in  Accumulat   Year
                Value at   Value at    Accumulat  ion Units
                Beginning  End of      ion Unit   at End of
                of Period  Period      Value      Period

   Rydex        10.000000  13.340880     33.41%      2,627     2001
   Variable
   Trust
   Technology
   Fund


   Rydex        10.000000  10.248649     2.49%           0     2001
   Variable
   Trust
   Telecommuni
   cation Fund



   Rydex        10.000000  11.652985     16.53%          0     2001
   Variable
   Trust Titan
   500 Fund


   Rydex        10.000000  12.056821     20.57%          0     2001
   Variable
   Trust
   Transportat
   ion Fund


   Rydex        10.000000  9.076802      -9.23%        625     2001
   Variable
   Trust Ursa
   Fund


   Rydex        10.000000  9.660145      -3.40%          0     2001
   Variable
   Trust U.S.
   Government
   Bond Fund



   Rydex        10.000000  9.341214      -6.59%          0     2001
   Variable
   Trust
   Utilities
   Fund


   Rydex        10.000000  15.353386     53.53%          0     2001
   Variable
   Trust
   Velocity
   100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra
     Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
   Underlying   Accumulat  Accumulat   Percent    Number of
   Mutual Fund  ion Unit   ion Unit    Change in  Accumulat   Year
                Value at   Value at    Accumulat  ion Units
                Beginning  End of      ion Unit   at End of
                of Period  Period      Value      Period

   GVIT         10.000000  9.993098      -0.07%          0     2001
   Gartmore
   GVIT Money
   Market Fund
   II


   Rydex        10.000000  6.915740     -30.84%          0     2001
   Variable
   Trust
   Arktos Fund


   Rydex        10.000000  10.301262     3.01%           0     2001
   Variable
   Trust
   Banking
   Fund


   Rydex        10.000000  11.133802     11.34%          0     2001
   Variable
   Trust Basic
   Materials
   Fund


   Rydex        10.000000  11.435076     14.35%          0     2001
   Variable
   Trust
   Biotechnolo
   gy Fund


   Rydex        10.000000  10.354697     3.55%           0     2001
   Variable
   Trust
   Consumer
   Products
   Fund



   Rydex        10.000000  14.143560     41.44%          0     2001
   Variable
   Trust
   Electronics
   Fund


   Rydex        10.000000  10.312378     3.12%           0     2001
   Variable
   Trust
   Energy Fund


   Rydex        10.000000  12.679114     26.79%          0     2001
   Variable
   Trust
   Energy
   Services
   Fund



   Rydex        10.000000  10.474289     4.74%           0     2001
   Variable
   Trust
   Financial
   Services
   Fund



   Rydex        10.000000  9.838115      -1.62%          0     2001
   Variable
   Trust
   Health Care
   Fund


   Rydex        10.000000  14.004781     40.05%          0     2001
   Variable
   Trust
   Internet
   Fund



   Underlying   Accumulat  Accumulat   Percent    Number of
   Mutual Fund  ion Unit   ion Unit    Change in  Accumulat   Year
                Value at   Value at    Accumulat  ion Units
                Beginning  End of      ion Unit   at End of
                of Period  Period      Value      Period

   Rydex        10.000000  11.055704     10.56%          0     2001
   Variable
   Trust Large-
   Cap Europe
   Fund



   Rydex        10.000000  8.600236     -14.00%          0     2001
   Variable
   Trust Large-
   Cap Japan
   Fund



   Rydex        10.000000  11.689097     16.89%          0     2001
   Variable
   Trust
   Leisure
   Fund


   Rydex        10.000000  12.342853     23.43%          0     2001
   Variable
   Trust
   Medius Fund


   Rydex        10.000000  12.711127     27.11%          0     2001
   Variable
   Trust
   Mekros Fund


   Rydex        10.000000  11.255540     12.56%          0     2001
   Variable
   Trust Nova
   Fund


   Rydex        10.000000  13.500614     35.01%          0     2001
   Variable
   Trust OTC
   Fund


   Rydex        10.000000  9.446489      -5.54%          0     2001
   Variable
   Trust
   Precious
   Metals Fund


   Rydex        10.000000  10.466426     4.66%           0     2001
   Variable
   Trust Real
   Estate Fund


   Rydex        10.000000  11.834271     18.34%          0     2001
   Variable
   Trust
   Retailing
   Fund


   Rydex        10.000000  13.339219     33.39%          0     2001
   Variable
   Trust
   Technology
   Fund


   Rydex        10.000000  10.247367     2.47%           0     2001
   Variable
   Trust
   Telecommuni
   cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.651537    16.52%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.055317    20.55%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.075665     -9.24%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.658940     -3.41%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.340047     -6.60%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.351479    53.51%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra
     Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.991851     -0.08%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.914874     -30.84%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.299976     3.00%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.132414    11.32%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.433644    14.34%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.353404     3.53%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.141801    41.42%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.311092     3.11%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.677534    26.78%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.472978     4.73%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.863891     -1.63%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  14.003039    40.03%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.054331    10.54%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.599156     -14.01%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.687635    16.88%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.341322    23.41%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.709544    27.10%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.254133    12.54%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.498930    34.99%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.445307     -5.55%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.465120     4.65%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.832793    18.33%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.337562    33.38%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.246093     2.46%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.650077    16.50%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.053814    20.54%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.074529     -9.25%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.657735     -3.42%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.338875     -6.61%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.349568    53.50%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat    Percent   Number of
Mutual Fund   ion Unit   ion Unit   Change in  Accumulat   Year
              Value at   Value at   Accumulat  ion Units
             Beginning    End of    ion Unit   at End of
             of Period    Period      Value      Period

   GVIT      10.000000   9.990604    -0.09%        0       2001
 Gartmore
GVIT Money
Market Fund
    II


   Rydex     10.000000   6.914006    -30.86%       0       2001
 Variable
   Trust
Arktos Fund


   Rydex     10.000000  10.298690     2.99%        0       2001
 Variable
   Trust
  Banking
   Fund


   Rydex     10.000000  11.131021    11.31%        0       2001
 Variable
Trust Basic
 Materials
   Fund


   Rydex     10.000000  11.443222    14.32%        0       2001
 Variable                   8
   Trust
Biotechnolo
  gy Fund


   Rydex     10.000000  10.352113     3.52%        0       2001
 Variable
   Trust
 Consumer
 Products
   Fund



   Rydex     10.000000  14.140039    41.40%        0       2001
 Variable
   Trust
Electronics
   Fund


   Rydex     10.000000  10.309804     3.10%        0       2001
 Variable
   Trust
Energy Fund


   Rydex     10.000000  12.675958    26.76%        0       2001
 Variable
   Trust
  Energy
 Services
   Fund



   Rydex     10.000000  10.471676     4.72%        0       2001
 Variable
   Trust
 Financial
 Services
   Fund



   Rydex     10.000000   9.835660    -1.64%        0       2001
 Variable
   Trust
Health Care
   Fund


   Rydex     10.000000  14.001300    40.01%        0       2001
 Variable
   Trust
 Internet
   Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.052950    10.53%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.598078     -14.02%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.686176    16.86%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.339781    23.40%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.707960    27.08%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.252730    12.53%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.497259    34.97%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.444126     -5.56%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.463811     4.64%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.831317    18.31%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.335899    33.36%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.244812     2.45%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.648629    16.49%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.052317    20.52%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.073394     -9.27%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.656528     -3.43%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.337708     -6.62%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.347661    53.48%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.989354     -0.11%     231,498    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.913138     -30.87%      3,558    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.297402     2.97%         110    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.129631    11.30%          46    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.430800    14.31%       1,959    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.350821     3.51%         109    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.138282    41.38%       2,358    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.308511     3.09%          62    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.674381    26.74%      31,791    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.470367     4.70%          62    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.834431     -1.66%          23    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.999557    40.00%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.051567    10.52%       3,473    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.597002     -14.03%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.684721    16.85%           3    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.338242    23.38%       4,619    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.706376    27.06%      39,436    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.251326    12.51%      20,128    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.495516    34.96%       3,441    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.442946     -5.57%           9    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.462506     4.63%          58    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.829843    18.30%      37,537    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.334237    33.34%       1,644    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.243535     2.44%          58    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.647173    16.47%         171    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.050818    20.51%          27    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.072262     -9.28%       5,865    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.655322     -3.45%      13,049    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.336544     -6.63%       1,745    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.345752    53.46%          46    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.988107     -0.12%       1,107    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.912265     -30.88%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.296117     2.96%         103    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.128236    11.28%         146    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.429374    14.29%         134    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.349527     3.50%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.136521    41.37%          99    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.307222     3.07%         382    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.672797    26.73%          73    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.469059     4.69%         204    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.833204     -1.67%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.997818    39.98%          47    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.050187    10.50%         355    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.595925     -14.04%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.683260    16.83%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.336701    23.37%         230    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.704790    27.05%         148    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.249920    12.50%         637    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.493894    34.94%         185    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.441757     -5.58%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.461197     4.61%         441    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.828361    18.28%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.332580    33.33%          75    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.242254     2.42%          81    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.645722    16.46%          59    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.049309    20.49%         134    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.071127     -9.29%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.654115     -3.46%         379    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.335363     -6.65%         597    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.343843    53.44%          68    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.986858     -0.13%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.911394     -30.89%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.294831     2.95%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.126848    11.27%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.427948    14.28%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.348232     3.48%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.134756    41.35%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.305936     3.06%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.671220    26.71%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.467748     4.68%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.831974     -1.68%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.996070    39.96%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.048804    10.49%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.594840     -14.05%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.681800    16.82%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.335160    23.35%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.703205    27.03%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.248515    12.49%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.492212    34.92%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.440575     -5.59%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.459891     4.60%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.826884    18.27%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.330916    33.31%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.240972     2.41%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.644268    16.44%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.047807    20.48%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.069992     -9.30%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.652909     -3.47%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.334199     -6.66%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.341930    53.42%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.985608     -0.14%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.910527     -30.89%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.293538     2.94%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.125458    11.25%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.426523    14.27%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.346940     3.47%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.132999    41.33%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.304649     3.05%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.669637    26.70%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.466442     4.66%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.830744     -1.69%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.994330    39.94%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.047424    10.47%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.593761     -14.06%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.680342    16.80%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.333627    23.34%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.701624    27.02%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.247111    12.47%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.490531    34.91%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.439387     -5.61%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.458583     4.59%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.825413    18.25%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.329249    33.29%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.239695     2.40%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.642814    16.43%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.046298    20.46%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.068856     -9.31%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.651700     -3.48%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.333028     -6.67%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.340014    53.40%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.984357     -0.16%      12,133    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.909657     -30.90%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.292246     2.92%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.124064    11.24%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.425095    14.25%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.345639     3.46%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.131235    41.31%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.303352     3.03%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.668054    26.68%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.465129     4.65%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.829514     -1.70%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.992583    39.93%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.046037    10.46%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.592677     -14.07%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.678880    16.79%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.332082    23.32%       2,334    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.700033    27.00%       2,216    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.245705    12.46%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.488843    34.87%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.438205     -5.62%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.457276     4.57%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000                                     2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.327589    33.28%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.238413     2.38%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.641354    16.41%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.044796    20.45%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.067716     -9.32%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.650492     -3.50%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.331514     -6.68%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.338103    53.38%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.983107     -0.17%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.908790     -30.91%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.290966     2.91%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.122675    11.23%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.423667    14.24%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.344341     3.44%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.129471    41.29%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.302060     3.02%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.666464    26.66%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.463826     4.64%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.828280     -1.72%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.990842    39.91%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.044650    10.45%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.591597     -14.08%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.677414    16.77%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.330549    23.31%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.698450    26.98%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.244296    12.44%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.487168    34.87%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.437022     -5.63%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.455964     4.56%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.822451    18.22%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.325927    33.26%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.237132     2.37%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.639900    16.40%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.043289    20.43%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.066581     -9.33%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.649283     -3.51%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.330690     -6.69%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.336192    53.36%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.981856     -0.18%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.907918     -30.92%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.289673     2.90%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.121281    11.21%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.422239    14.22%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.343045     3.43%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.127706    41.28%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.300768     3.01%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.664878    26.65%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.462510     4.63%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.827051     -1.73%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.989091    39.89%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.043267    10.43%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.590518     -14.09%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.675956    16.76%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.329003    23.29%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.696858    26.97%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.242886    12.43%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.485482    34.85%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.435835     -5.64%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.454653     4.55%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.820971    18.21%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.324257    33.24%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.235847     2.36%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.638442    16.38%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.041786    20.42%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.065442     -9.35%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.648074     -3.52%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.329516     -6.70%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.334276    53.34%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.980605     -0.19%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.907048     -30.93%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.288385     2.88%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.119889    11.20%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.420812    14.21%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.341749     3.42%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.125945    41.26%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.299478     2.99%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.663297    26.63%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.461201     4.61%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.825820     -1.74%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.987351    39.87%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.041885    10.42%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.589436     -14.11%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.674489    16.74%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.327464    23.27%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.695275    26.95%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.241481    12.41%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.483793    34.84%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.434653     -5.65%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.453345     4.53%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.819492    18.19%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.322594    33.23%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.234568     2.35%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.636984    16.37%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.040283    20.40%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.064310     -9.36%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.646864     -3.53%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.328341     -6.72%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.332359    53.32%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.979352     -0.21%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.906174     -30.94%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.287094     2.87%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.118497    11.18%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.419376    14.19%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.340455     3.40%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.124180    41.24%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.298184     2.98%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.661711    26.62%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.459891     4.60%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.824590     -1.75%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.985596    39.86%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.040497    10.40%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.588351     -14.12%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.673030    16.73%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.325921    23.26%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.693684    26.94%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.240070    12.40%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.482110    34.82%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.433467     -5.67%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.452035     4.52%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.818011    18.18%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.320929    33.21%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.233282     2.33%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.635529    16.36%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.038774    20.39%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.063166     -9.37%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.645653     -3.54%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.327176     -6.73%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.330438    53.30%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.978101     -0.22%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.905304     -30.95%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.285804     2.86%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.117100    11.17%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.417953    14.18%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.339159     3.39%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.122409    41.22%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.296894     2.97%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.660127    26.60%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.458578     4.59%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.823353     -1.77%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.983855    39.84%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.039113    10.39%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.587271     -14.13%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.671568    16.72%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.324380    23.24%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.692093    26.92%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.238661    12.39%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.480423    34.80%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.432283     -5.68%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.450723     4.51%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.816526    18.17%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.319257    33.19%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.231995     2.32%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.634071    16.34%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.037263    20.37%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.062031     -9.38%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.644444     -3.56%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.326000     -6.74%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.328528    53.29%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.976847     -0.23%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.904433     -30.96%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.284513     2.85%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.115705    11.16%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.416522    14.17%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.337863     3.38%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.120640    41.21%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.295598     2.96%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.658540    26.59%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.457264     4.57%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.822122     -1.78%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.982105    39.82%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.037720    10.38%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.586190     -14.14%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.670099    16.70%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.322837    23.23%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.690507    26.91%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.237248    12.37%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.478738    34.79%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.431089     -5.69%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.449414     4.49%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.815044    18.15%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.317594    33.18%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.230713     2.31%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.632609    16.33%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.035751    20.36%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.060889     -9.39%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.643232     -3.57%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.324828     -6.75%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.326605    53.27%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.975594     -0.24%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.903561     -30.96%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.283217     2.83%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.114313    11.14%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.415089    14.15%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.336560     3.37%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.118871    41.19%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.294305     2.94%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.656951    26.57%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.455957     4.56%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.820891     -1.79%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.980356    39.80%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.036339    10.36%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.585103     -14.15%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.668637    16.69%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.321288    23.21%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.688916    26.89%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.235837    12.36%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.477052    34.77%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.429902     -5.70%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.448098     4.48%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.813565    18.14%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.315925    33.16%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.229428     2.29%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.631150    16.31%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.034246    20.34%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.059755     -9.40%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.642021     -3.58%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.323654     -6.76%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.324686    53.25%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.974340     -0.26%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.902692     -30.97%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.281926     2.82%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.112913    11.13%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.413661    14.14%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.335264     3.35%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.117110    41.17%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.293009     2.93%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.655364    26.55%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.454638     4.55%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.819657     -1.80%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.978608    39.79%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.034945    10.35%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.584018     -14.16%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.667169    16.67%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.319744    23.20%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.687322    26.87%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.234427    12.34%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.475363    34.75%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.42872      -5.71%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.446786     4.47%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.812082    18.12%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.314259    33.14%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.228141     2.28%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.629689    16.30%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.032737    20.33%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.058608     -9.41%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.640809     -3.59%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.322478     -6.78%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.322763    53.23%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.973086     -0.27%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.901817     -30.98%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.280638     2.81%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.111511    11.12%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.412227    14.12%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.333963     3.34%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.115338    41.15%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.291713     2.92%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.653771    26.54%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.453328     4.53%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.818418     -1.82%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.976855    39.77%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.033560    10.34%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.582934     -14.17%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.665708    16.66%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.318200    23.18%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.685738    26.86%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.233018    12.33%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.473675    34.74%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.427526     -5.72%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.445475     4.45%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.810595    18.11%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.312584    33.13%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.226855     2.27%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.628231    16.28%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.031224    20.31%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.057468     -9.43%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.639597     -3.60%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.321304     -6.79%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.320848    53.21%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

           No Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

GVIT         10.000000  9.971831     -0.28%           0    2001
Gartmore
GVIT Money
Market Fund
II


Rydex        10.000000  6.900942     -30.99%          0    2001
Variable
Trust
Arktos Fund


Rydex        10.000000  10.279338     2.79%           0    2001
Variable
Trust
Banking
Fund


Rydex        10.000000  11.110114    11.10%           0    2001
Variable
Trust Basic
Materials
Fund


Rydex        10.000000  11.410792    14.11%           0    2001
Variable
Trust
Biotechnolo
gy Fund


Rydex        10.000000  10.332657     3.33%           0    2001
Variable
Trust
Consumer
Products
Fund



Rydex        10.000000  14.113570    41.14%           0    2001
Variable
Trust
Electronics
Fund


Rydex        10.000000  10.290416     2.90%           0    2001
Variable
Trust
Energy Fund


Rydex        10.000000  12.652183    26.52%           0    2001
Variable
Trust
Energy
Services
Fund



Rydex        10.000000  10.452009     4.52%           0    2001
Variable
Trust
Financial
Services
Fund



Rydex        10.000000  9.817179     -1.83%           0    2001
Variable
Trust
Health Care
Fund


Rydex        10.000000  13.975105    39.75%           0    2001
Variable
Trust
Internet
Fund



Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.032176    10.32%           0    2001
Variable
Trust Large-
Cap Europe
Fund



Rydex        10.000000  8.581856     -14.18%          0    2001
Variable
Trust Large-
Cap Japan
Fund



Rydex        10.000000  11.664237    16.64%           0    2001
Variable
Trust
Leisure
Fund


Rydex        10.000000  12.316652    23.17%           0    2001
Variable
Trust
Medius Fund


Rydex        10.000000  12.684139    26.84%           0    2001
Variable
Trust
Mekros Fund


Rydex        10.000000  11.231601    12.32%           0    2001
Variable
Trust Nova
Fund


Rydex        10.000000  13.471983    34.72%           0    2001
Variable
Trust OTC
Fund


Rydex        10.000000  9.426342     -5.74%           0    2001
Variable
Trust
Precious
Metals Fund


Rydex        10.000000  10.444161     4.44%           0    2001
Variable
Trust Real
Estate Fund


Rydex        10.000000  11.809109    18.09%           0    2001
Variable
Trust
Retailing
Fund


Rydex        10.000000  13.310918    33.11%           0    2001
Variable
Trust
Technology
Fund


Rydex        10.000000  10.225573     2.26%           0    2001
Variable
Trust
Telecommuni
cation Fund




Underlying   Accumulat  Accumulat   Percent    Number of
Mutual Fund  ion Unit   ion Unit    Change in  Accumulat  Year
             Value at   Value at    Accumulat  ion Units
             Beginning  End of      ion Unit   at End of
             of Period  Period      Value      Period

Rydex        10.000000  11.626765    16.27%           0    2001
Variable
Trust Titan
500 Fund


Rydex        10.000000  12.029716    20.30%           0    2001
Variable
Trust
Transportat
ion Fund


Rydex        10.000000  9.056328     -9.44%           0    2001
Variable
Trust Ursa
Fund


Rydex        10.000000  9.638384     -3.62%           0    2001
Variable
Trust U.S.
Government
Bond Fund



Rydex        10.000000  9.320129     -6.80%           0    2001
Variable
Trust
Utilities
Fund


Rydex        10.000000  15.318930    53.19%           0    2001
Variable
Trust
Velocity
100 Fund



     The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income
     Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafundr
     Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond Fund: Class III, GVIT-Gartmore GVIT Money Market Fund:
     Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund:
     Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

--------------------------------------------------------------------------------


                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
     Contract Owners of Nationwide Variable Account-4:


     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 20, 2002


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2001


ASSETS:

  Investments at fair value:
     Nationwide(R) SAT - Money Market Fund II (NSATMyMkt2)
       13,783,610 shares (cost $13,783,610)  . . . . . . . . . . . . . . . . . . . . . . .       $13,783,610

     Rydex Variable Trust - Arktos Fund (RyArktos)
       839 shares (cost $25,070) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            24,730

     Rydex Variable Trust - Banking Fund (RyBank)
       3,714 shares (cost $94,234) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            93,631

     Rydex Variable Trust - Basic Materials Fund (RyBM)
       88 shares (cost $2,136) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,133

     Rydex Variable Trust - Biotechnology Fund (RyBioTech)
       1,557 shares (cost $39,786) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            38,401

     Rydex Variable Trust - Consumer Products Fund (RyConsProd)
       45 shares (cost $1,114) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,131

     Rydex Variable Trust - Electronics Fund (RyElec)
       2,865 shares (cost $61,871) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            59,134

     Rydex Variable Trust - Energy Fund (RyEn)
       217 shares (cost $4,364) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,570

     Rydex Variable Trust - Energy Services Fund (RyEnSvc)
       23,918 shares (cost $425,838) . . . . . . . . . . . . . . . . . . . . . . . . . . .           424,307

     Rydex Variable Trust - Financial Services Fund (RyFinSvc)
       1,479 shares (cost $34,911) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            35,359

     Rydex Variable Trust - Health Care Fund (RyHC)
       10 shares (cost $228) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               230

     Rydex Variable Trust - Internet Fund (RyNet)
       43 shares (cost $697) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               672

     Rydex Variable Trust - Large-Cap Europe Fund (RyLgCapEuro)
       13,920 shares (cost $386,706) . . . . . . . . . . . . . . . . . . . . . . . . . . .           389,889

     Rydex Variable Trust - Leisure Fund (RyLeisure)
       2,084 shares (cost $37,076) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            37,701

     Rydex Variable Trust - Medius Fund (RyMedius)
       14,014 shares (cost $438,577) . . . . . . . . . . . . . . . . . . . . . . . . . . .           437,380

     Rydex Variable Trust - Mekros Fund (RyMekros)
       257,025 shares (cost $8,208,807)  . . . . . . . . . . . . . . . . . . . . . . . . .         8,201,672

     Rydex Variable Trust - Nova Fund (RyNova)
       105,422 shares (cost $907,400)  . . . . . . . . . . . . . . . . . . . . . . . . . .           914,010


     Rydex Variable Trust - OTC Fund (RyOTC)
       29,132 shares (cost $446,917) . . . . . . . . . . . . . . . . . . . . . . . . . .            431,158

     Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
       11,507 shares (cost $57,118). . . . . . . . . . . . . . . . . . . . . . . . . . .             56,041

     Rydex Variable Trust - Real Estate Fund (RyRE)
       2,262 shares (cost $58,608) . . . . . . . . . . . . . . . . . . . . . . . . . . .             58,303

     Rydex Variable Trust - Retailing Fund (RyRet)
       27,105 shares (cost $695,281) . . . . . . . . . . . . . . . . . . . . . . . . . .            695,235

     Rydex Variable Trust - Technology Fund (RyTech)
       3,115 shares (cost $60,248) . . . . . . . . . . . . . . . . . . . . . . . . . . .             57,964

     Rydex Variable Trust - Telecommunications Fund (RyTele)
       63 shares (cost $1,450) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,428

     Rydex Variable Trust - Titan 500 Fund (RyTitan500)
       412 shares (cost $12,284) . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,310

     Rydex Variable Trust - Transportation Fund (RyTrans)
       80 shares (cost $1,953) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,945

     Rydex Variable Trust - U.S.Government Bond Fund (RyGvtBd)
       30,436 shares (cost $343,865) . . . . . . . . . . . . . . . . . . . . . . . . . .            348,186

     Rydex Variable Trust - Ursa Fund (RyUrsa)
       9,363 shares (cost $58,962) . . . . . . . . . . . . . . . . . . . . . . . . . . .             58,891

     Rydex Variable Trust - Utilities Fund (RyUtil)
       3,277 shares (cost $59,410) . . . . . . . . . . . . . . . . . . . . . . . . . . .             59,732

     Rydex Variable Trust - Velocity 100 Fund (RyVel100)
       2,252 shares (cost $88,107) . . . . . . . . . . . . . . . . . . . . . . . . . . .             87,778

     Smith Barney GSSF - Fundamental Value Portfolio (SBSFFundVal)
       7,605 shares (cost $141,651). . . . . . . . . . . . . . . . . . . . . . . . . . .            145,099

     Smith Barney TSF - International Equity Portfolio (SBTSIntEq)
       7,191 shares (cost $147,935). . . . . . . . . . . . . . . . . . . . . . . . . . .             86,080

     Smith Barney TSF - Large Cap Value Portfolio (SBTSIncGro)
       356,319 shares (cost $6,640,487). . . . . . . . . . . . . . . . . . . . . . . . .          6,623,965

     Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
       469,092 shares (cost $469,092). . . . . . . . . . . . . . . . . . . . . . . . . .            469,092

     Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
       15,894 shares (cost $128,944) . . . . . . . . . . . . . . . . . . . . . . . . . .            123,973

     Smith Barney VAF -
     The U.S.Government/High Quality Securities Portfolio (SBVAFUSGovHQ)
       35 shares (cost $357) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                360
                                                                                               ------------

          Total investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         33,766,100

  Accounts receivable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             36,759
                                                                                               ------------

          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         33,802,859

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             -
                                                                                               ------------

CONTRACT OWNERS' EQUITY (NOTE 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  33,802,859
                                                                                               ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


                                                              TOTAL        NSATMyMkt2         RyArktos           RyBank
                                                             -------      ------------       ----------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $     156,670            6,536             --               --
  Mortality and expense risk charges
    (note 2) .......................................        (147,812)         (12,496)          (4,836)             (24)
                                                       -------------      -----------      -----------          -------
    Net investment activity ........................           8,858           (5,960)          (4,836)             (24)
                                                       -------------      -----------      -----------          -------

  Proceeds from mutual funds shares sold ...........     307,626,499       12,147,287       80,180,115           81,196
  Cost of mutual fund shares sold ..................    (311,480,796)     (12,147,287)     (80,841,539)         (80,726)
                                                       -------------      -----------      -----------          -------
    Realized gain (loss) on investments ............      (3,854,297)            --           (661,424)             470
  Change in unrealized gain (loss)
    on investments .................................       2,185,033             --               (340)            (603)
                                                       -------------      -----------      -----------          -------
    Net gain (loss) on investments .................      (1,669,264)            --           (661,764)            (133)
                                                       -------------      -----------      -----------          -------
  Reinvested capital gains .........................         776,526             --               --               --
                                                       -------------      -----------      -----------          -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................   $    (883,880)          (5,960)        (666,600)            (157)
                                                       =============      ===========      ===========          =======



                                                             RyEn           RyEnSvc         RyFinSvc             RyHC
                                                            ------         ---------       ----------          -------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $        --               --               --               --
  Mortality and expense risk charges
    (note 2) .......................................             (10)            (460)             (17)             (10)
                                                       -------------      -----------      -----------          -------
    Net investment activity ........................             (10)            (460)             (17)             (10)
                                                       -------------      -----------      -----------          -------

  Proceeds from mutual funds shares sold ...........          58,116       12,274,539               12           81,042
                                                       -------------      -----------      -----------          -------
  Cost of mutual fund shares sold ..................         (57,671)     (12,247,266)             (12)         (81,693)
                                                       -------------      -----------      -----------          -------
    Realized gain (loss) on investments ............             445           27,273             --               (651)
  Change in unrealized gain (loss)
    on investments .................................             206           (1,532)             448                1
                                                       -------------      -----------      -----------          -------
    Net gain (loss) on investments .................             651           25,741              448             (650)
  Reinvested capital gains .........................            --               --               --               --
                                                       -------------      -----------      -----------          -------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations .................................   $         641           25,281              431             (660)
                                                       =============      ===========      ===========          =======



                                                              RyBM            RyBioTech       RyConsProd          RyElec
                                                             ------          -----------     ------------        --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................             --               --               --               --
  Mortality and expense risk charges
    (note 2) .......................................             (203)             (40)              (5)             (40)
                                                           ----------         --------          -------          -------
    Net investment activity ........................             (203)             (40)              (5)             (40)
                                                           ----------         --------          -------          -------

  Proceeds from mutual funds shares sold ...........        6,372,466          183,297           21,170           22,178
  Cost of mutual fund shares sold ..................       (6,396,064)        (183,497)         (20,726)         (23,548)
                                                           ----------         --------          -------          -------
    Realized gain (loss) on investments ............          (23,598)            (200)             444           (1,370)
  Change in unrealized gain (loss)
    on investments .................................               (3)          (1,385)              17           (2,737)
                                                           ----------         --------          -------          -------
    Net gain (loss) on investments .................          (23,601)          (1,585)             461           (4,107)
                                                           ----------         --------          -------          -------
  Reinvested capital gains .........................             --               --               --               --
                                                           ----------         --------          -------          -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................          (23,804)          (1,625)             456           (4,147)
                                                           ==========         ========          =======          =======



                                                              RyNet          RyLgCapEuro     RyLgCapJapan        RyLeisure
                                                             -------        -------------   --------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................             --               --               --               --
  Mortality and expense risk charges
    (note 2) .......................................             (195)            (458)            (278)             (33)
                                                           ----------         --------          -------          -------
    Net investment activity ........................             (195)            (458)            (278)             (33)
                                                           ----------         --------          -------          -------

  Proceeds from mutual funds shares sold ...........        6,126,818        5,843,568        8,601,586               28
                                                           ----------         --------          -------          -------
  Cost of mutual fund shares sold ..................       (6,468,274)      (5,852,631)      (8,594,947)             (28)
                                                           ----------         --------          -------          -------
    Realized gain (loss) on investments ............         (341,456)          (9,063)           6,639             --
  Change in unrealized gain (loss)
    on investments .................................              (26)           3,183             --                625
                                                           ----------         --------          -------          -------
    Net gain (loss) on investments .................         (341,482)          (5,880)           6,639              625
  Reinvested capital gains .........................             --               --               --               --
                                                           ----------         --------          -------          -------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations .................................         (341,677)          (6,338)           6,361              592
                                                           ==========         ========          =======          =======

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                                            RyMedius        RyMekros           RyNova          RyOTC
                                                           ----------     -----------        ---------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................   $       --              --              --              --
  Mortality and expense risk charges
    (note 2) .........................................         (1,186)         (1,527)           (910)           (645)
                                                          -----------     -----------        --------        --------
    Net investment activity ..........................         (1,186)         (1,527)           (910)           (645)
                                                          -----------     -----------        --------        --------

  Proceeds from mutual funds shares sold .............     14,815,532      27,008,987         862,966         866,279
  Cost of mutual fund shares sold ....................    (14,721,779)    (27,022,764)       (870,154)       (894,837)
                                                          -----------     -----------        --------        --------
    Realized gain (loss) on investments ..............         93,753         (13,777)         (7,188)        (28,558)
  Change in unrealized gain (loss)
    on investments ...................................         (1,197)         (7,134)          6,609         (15,758)
                                                          -----------     -----------        --------        --------
    Net gain (loss) on investments ...................         92,556         (20,911)           (579)        (44,316)
                                                          -----------     -----------        --------        --------
  Reinvested capital gains ...........................          6,662           8,594            --              --
                                                          -----------     -----------        --------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............   $     98,032         (13,844)         (1,489)        (44,961)
                                                         ============     ===========        ========        ========


                                                                RyTele       RyTitan500         RyTrans       RyGvtBd
                                                              ---------     ------------      ----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................   $       --              --              --               589
  Mortality and expense risk charges
    (note 2) .........................................             (1)         (1,312)             (1)           (283)
                                                          -----------     -----------        --------        --------
    Net investment activity ..........................             (1)         (1,312)             (1)            306
                                                          -----------     -----------        --------        --------
  Proceeds from mutual funds shares sold .............          1,001      11,667,601             986         102,221
  Cost of mutual fund shares sold ....................         (1,019)    (11,955,581)           (982)       (106,273)
                                                          -----------     -----------        --------        --------
    Realized gain (loss) on investments ..............            (18)       (287,980)              4          (4,052)
  Change in unrealized gain (loss)
    on investments ...................................            (23)             26              (7)          4,320
                                                          -----------     -----------        --------        --------
    Net gain (loss) on investments ...................            (41)       (287,954)             (3)            268
                                                          -----------     -----------        --------        --------
  Reinvested capital gains ...........................           --              --              --              --
                                                          -----------     -----------        --------        --------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................................   $        (42)       (289,266)             (4)            574
                                                         ============     ===========        ========        ========



                                                              RyRE             RyRet            RyTech
                                                            --------         ---------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................            561            --              --
  Mortality and expense risk charges
    (note 2) .........................................           (244)            (90)            (25)
                                                           ----------         -------          ------
    Net investment activity ..........................            317             (90)            (25)
                                                           ----------         -------          ------

  Proceeds from mutual funds shares sold .............      6,261,059          60,252           6,318
  Cost of mutual fund shares sold ....................     (6,198,152)        (58,470)         (6,216)
                                                           ----------         -------          ------
    Realized gain (loss) on investments ..............         62,907           1,782             102
  Change in unrealized gain (loss)
    on investments ...................................           (305)            (46)         (2,284)
                                                           ----------         -------          ------
    Net gain (loss) on investments ...................         62,602           1,736          (2,182)
                                                           ----------         -------          ------
  Reinvested capital gains ...........................           --              --              --
                                                           ----------         -------          ------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............         62,919           1,646          (2,207)
                                                           ==========         =======          ======


                                                              RyUtil        RyVel100         SBSFFundVal
                                                            ----------    -----------      ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................           --              --             1,146
  Mortality and expense risk charges
    (note 2) .........................................            (35)         (9,419)         (2,145)
                                                           ----------    ------------          ------
    Net investment activity ..........................            (35)         (9,419)           (999)
                                                           ----------    ------------          ------
  Proceeds from mutual funds shares sold .............        117,018     103,171,975          33,860
  Cost of mutual fund shares sold ....................       (113,891)   (101,850,910)        (30,196)
                                                           ----------    ------------          ------
    Realized gain (loss) on investments ..............          3,127       1,321,065           3,664
  Change in unrealized gain (loss)
    on investments ...................................            322            (329)        (30,920)
                                                           ----------    ------------          ------
    Net gain (loss) on investments ...................          3,449       1,320,736         (27,256)
                                                           ----------    ------------          ------
  Reinvested capital gains ...........................           --              --            16,932
                                                           ----------    ------------          ------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ...................................          3,414       1,311,317         (11,323)
                                                           ==========    ============          ======


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                            SBSFIHiGr     SBTSIntEq      SBTSIncGro      SBTSMMkt      SBVAFIncGro   SBVAFResAcct
                                           -----------   -----------    ------------    ----------    ------------- -------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................   $      --             --            2,376            515        116,018          2,422
Mortality and expense risk charges
  (note 2) ............................           (11)        (1,889)        (2,294)          (186)       (99,428)          (417)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net investment activity .............           (11)        (1,889)            82            329         16,590          2,005
                                          -----------    -----------    -----------    -----------    -----------    -----------

Proceeds from mutual funds shares sold          7,637        107,381          2,353            212      8,013,448         42,292
Cost of mutual fund shares sold .......        (7,820)      (105,633)        (2,572)          (212)   (12,032,081)       (45,839)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Realized gain (loss) on investments .          (183)         1,748           (219)          --       (4,018,633)        (3,547)
Change in unrealized gain (loss)
  on investments ......................           269        (60,802)       (23,399)          --        2,305,380          2,036
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net gain (loss) on investments ......            86        (59,054)       (23,618)          --       (1,713,253)        (1,511)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains ..............          --             --            6,106           --          738,232           --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................   $        75        (60,943)       (17,430)           329       (958,431)           494
                                          ===========    ===========    ===========    ===========    ===========    ===========


                                             SBVAFUSGovHQ
                                            --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................           26,507
Mortality and expense risk charges
  (note 2) ............................           (5,780)
                                             -----------
  Net investment activity .............           20,727
                                             -----------

Proceeds from mutual funds shares sold           465,610
Cost of mutual fund shares sold .......         (492,399)
                                             -----------
  Realized gain (loss) on investments .          (26,789)
Change in unrealized gain (loss)
  on investments ......................           11,570
                                             -----------
  Net gain (loss) on investments ......          (15,219)
                                             -----------
Reinvested capital gains ..............             --
                                             -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................            5,508
                                             ===========




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                       Total                         NSATMyMkt2                       RyArktos
                                          -----------------------------   ----------------------------    -------------------------
                                               2001            2000              2001          2000            2001         2000
                                          -------------     -----------   -------------   ------------    -------------   ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $      8,858          40,405          (5,960)         --              (4,836)        --
  Realized gain (loss) on investments .     (3,854,297)     (1,725,187)           --            --            (661,424)        --
  Change in unrealized gain (loss)
    on investments ....................      2,185,033         763,764            --            --                (340)        --
  Reinvested capital gains ............        776,526       1,925,085            --            --                --           --
                                          ------------    ------------    ------------        ------      ------------       ------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (883,880)      1,004,067          (5,960)         --            (666,600)        --
                                          ------------    ------------    ------------        -----       ------------       ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     26,670,601           1,000      26,279,966          --              (1,572)        --
  Transfers between funds .............           --              --       (11,987,376)         --             692,902         --
  Redemptions .........................     (2,089,190)     (3,323,935)       (503,020)         --                --           --
  Annuity benefits ....................        (25,021)        (28,468)           --            --                --           --
  Annual contract maintenance charges
    (note 2) ..........................         (5,044)         (6,755)           --            --                --           --
  Contingent deferred sales charges
    (note 2) ..........................           --              (867)           --            --                --           --
  Adjustments to maintain reserves ....         37,473         (12,206)            (19)         --                (136)        --
                                          ------------    ------------    ------------        ------      ------------       ------
       Net equity transactions ........     24,588,819      (3,371,231)     13,789,551          --             691,194         --
                                          ------------    ------------    ------------        ------      ------------       ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     23,704,939      (2,367,164)     13,783,591          --              24,594         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     10,097,920      12,465,084            --            --                --           --
                                          ------------    ------------    ------------        ------      ------------       ------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 33,802,859      10,097,920      13,783,591          --              24,594         --
                                          ============    ============    ============        ======      ============       ======

CHANGES IN UNITS:
  Beginning units .....................        329,057         455,788            --            -                --            --
                                          ------------    ------------    ------------          -        -------------         --
  Units purchased .....................      3,311,359          11,560       1,824,562          -                3,558         --
  Units redeemed ......................       (746,140)       (138,291)       (444,580)         -                --            --
                                          ------------    ------------    ------------          -        -------------         --
  Ending units ........................      2,894,276         329,057       1,379,982          -                3,558         --
                                          ============    ============    ============        ======     =============       ======



                                                          RyBank
                                             ----------------------------
                                                   2001            2000
                                             -------------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............               (24)          --
  Realized gain (loss) on investments .               470           --
  Change in unrealized gain (loss)
    on investments ....................              (603)          --
  Reinvested capital gains ............              --             --
                                             ------------         ------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................              (157)          --
                                             ------------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................               590           --
  Transfers between funds .............            93,198           --
  Redemptions .........................              --             --
  Annuity benefits ....................              --             --
  Annual contract maintenance charges
    (note 2) ..........................              --             --
  Contingent deferred sales charges
    (note 2) ..........................              --             --
  Adjustments to maintain reserves ....              --             --
                                             ------------         ------
       Net equity transactions ........            93,788           --
                                             ------------         ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .            93,631           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................              --             --
                                             ------------         ------
CONTRACT OWNERS' EQUITY END OF PERIOD .            93,631           --
                                             ============         ======

CHANGES IN UNITS:
  Beginning units .....................              --             --
                                             ------------           --
  Units purchased .....................             9,088           --
  Units redeemed ......................              --             --
                                             ------------           --
  Ending units ........................             9,088           --
                                             ============         ======


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                   RyBM                RyBioTech            RyConsProd              RyElec
                                          -------------------     ------------------    -----------------    ------------------
                                              2001      2000         2001     2000        2001      2000         2001     2000
                                          ---------    ------     ---------  -------    ---------  ------    ---------  -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (203)      --            (40)    --             (5)    --            (40)   --
  Realized gain (loss) on investments .    (23,598)      --           (200)    --            444     --         (1,370)   --
  Change in unrealized gain (loss)
    on investments ....................         (3)      --         (1,385)    --             17     --         (2,737)   --
  Reinvested capital gains ............       --         --           --       --           --       --           --      --
                                          --------       --       --------     --       --------     --       --------    --
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................    (23,804)      --         (1,625)    --            456     --         (4,147)   --
                                          --------       --       --------     --       --------     --       --------    --

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       --         --            590     --            590     --            590    --
  Transfers between funds .............     25,937       --         39,435     --             85     --         62,691    --
  Redemptions .........................       --         --           --       --           --       --           --      --
  Annuity benefits ....................       --         --           --       --           --       --           --      --
  Annual contract maintenance charges
    (note 2) ..........................       --         --           --       --           --       --           --      --
  Contingent deferred sales charges
    (note 2) ..........................       --         --           --       --           --       --           --      --
  Adjustments to maintain reserves ....         (1)      --           --       --           --       --              2    --
                                          --------       --       --------     --       --------     --       --------    --
       Net equity transactions ........     25,936       --         40,025     --            675     --         63,283    --
                                          --------       --       --------     --       --------     --       --------    --

NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,132       --         38,400     --          1,131     --         59,136    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       --         --           --       --           --       --           --      --
                                          --------       --       --------     --       --------     --       --------    --
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  2,132       --         38,400     --          1,131     --         59,136    --
                                          ========      ====      ========    ====      ========    ====      ========   ====

CHANGES IN UNITS:
  Beginning units .....................       --         --           --       --           --       --           --      --
                                          --------       --       --------     --       --------     --        -------    --
  Units purchased .....................        192       --          3,359     --            109     --          4,181    --
  Units redeemed ......................       --         --           --       --           --       --           --      --
                                          --------       --       --------     --       --------     --        -------    --
  Ending units ........................        192       --          3,359     --            109     --          4,181    --
                                          ========      ====      ========    ====      ========    ====       ========  ====

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                   RyEn               RyEnSvc           RyFinSvc             RyHC
                                          -----------------   -------------------  -----------------   ----------------
                                              2001    2000        2001      2000      2001     2000      2001    2000
                                          ---------  ------   ---------   -------  --------  -------   -------  -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (10)    --         (460)      --        (17)     --        (10)   --
  Realized gain (loss) on investments .        445     --       27,273       --       --        --       (651)   --
  Change in unrealized gain (loss)
    on investments ....................        206     --       (1,532)      --        448      --          1    --
  Reinvested capital gains ............       --       --         --         --       --        --       --      --
                                          --------     --     --------       --   --------      --   --------    --
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        641     --       25,281       --        431      --       (660)   --
                                          --------     --     --------       --   --------      --   --------    --

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        590     --          945       --        590      --        236    --
  Transfers between funds .............      3,338     --      398,078       --     34,337      --        653    --
  Redemptions .........................       --       --         --         --       --        --       --      --
  Annuity benefits ....................       --       --         --         --       --        --       --      --
  Annual contract maintenance charges
    (note 2) ..........................       --       --         --         --       --        --       --      --
  Contingent deferred sales charges
    (note 2) ..........................       --       --         --         --       --        --       --      --
  Adjustments to maintain reserves ....          1     --           (1)      --          1      --       --      --
                                          --------     --     --------       --   --------      --   --------    --
       Net equity transactions ........      3,929     --      399,022       --     34,928      --        889    --
                                          --------     --     --------       --   --------      --   --------    --

NET CHANGE IN CONTRACT OWNERS' EQUITY .      4,570     --      424,303       --     35,359      --        229    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       --       --         --         --       --        --       --      --
                                          --------     --     --------       --   --------      --   --------    --
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  4,570     --      424,303       --     35,359      --        229    --
                                          ========    ====    ========      ====  ========     ====  ========   ====

CHANGES IN UNITS:
  Beginning units .....................       --      --          --         --       --        --       --      --
                                          --------    --      --------       --   --------      --   --------    --
  Units purchased .....................        444    --        33,477       --      3,379      --         23    --
  Units redeemed ......................       --      --          --         --       --        --       --      --
                                          --------    --      --------       --   --------      --   --------    --
  Ending units ........................        444    --        33,477       --      3,379      --         23    --
                                          ========   ====     ========      ====   ========    ====   ========  ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                  RyNet          RyLgCapEuro        RyLgCapJapan                RyLeisure
                                          ------------------   ----------------  ------------------      ---------------------
                                              2001    2000       2001     2000      2001      2000           2001        2000
                                          ----------  ------   -------  -------  ---------   ------      ---------     -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (195)   --        (458)    --         (278)     --             (33)       --
  Realized gain (loss) on investments .    (341,456)   --      (9,063)    --        6,639      --            --          --
  Change in unrealized gain (loss)
    on investments ....................         (26)   --       3,183     --         --        --             625        --
  Reinvested capital gains ............        --      --        --       --         --        --            --          --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................    (341,677)   --      (6,338)    --        6,361      --             592        --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        --      --       1,705     --         --        --            --          --
  Transfers between funds .............     342,348    --     395,258     --       (6,361)     --          37,109        --
  Redemptions .........................        --      --        (737)    --         --        --            --          --
  Annuity benefits ....................        --      --        --       --         --        --            --          --
  Annual contract maintenance charges
    (note 2) ..........................        --      --        --       --         --        --            --          --
  Contingent deferred sales charges
    (note 2) ..........................        --      --        --       --         --        --            --          --
  Adjustments to maintain reserves ....         (10)   --           4     --         --        --               1        --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----
       Net equity transactions ........     342,338    --     396,230     --       (6,361)     --          37,110        --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .         661    --     389,892     --         --        --          37,702        --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        --      --        --       --         --        --            --          --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $     661    --     389,892     --         --        --          37,702       ====
                                          =========   ====  =========    ====   =========     ====       =========      ====

CHANGES IN UNITS:
  Beginning units .....................        --      --        --       --         --        --            --          --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----
  Units purchased .....................          47    --      35,361     --          529      --           3,229        --
  Units redeemed ......................        --      --         (65)    --         (529)     --            --          --
                                          ---------   ----  ---------    ----    ---------    ----       ---------      ----
  Ending units ........................          47    --      35,296     --         --        --           3,229        --
                                          =========   ====  =========    ====    =========    ====       =========      ====

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                   RyMedius          RyMekros           RyNova             RyOTC
                                          --------------------  -----------------  --------------    ---------------
                                               2001     2000      2001     2000     2001     2000       2001   2000
                                          -----------  -------  --------  -------  -------  -----    -------- ------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (1,186)    --      (1,527)    --       (910)    --        (645)   --
  Realized gain (loss) on investments .       93,753     --     (13,777)    --     (7,188)    --     (28,558)   --
  Change in unrealized gain (loss)
    on investments ....................       (1,197)    --      (7,134)    --      6,609     --     (15,758)   --
  Reinvested capital gains ............        6,662     --       8,594     --       --       --        --      --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       98,032     --     (13,844)    --     (1,489)    --     (44,961)   --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         --       --          31     --     40,000     --        --      --
  Transfers between funds .............      340,086     --   8,215,986     --    876,996     --     476,619    --
  Redemptions .........................         (748)    --        (500)    --     (1,497)    --        (499)   --
  Annuity benefits ....................         --       --        --       --       --       --        --      --
  Annual contract maintenance charges
    (note 2) ..........................         --       --        --       --       --       --        --      --
  Contingent deferred sales charges
    (note 2) ..........................         --       --        --       --       --       --        --      --
  Adjustments to maintain reserves ....         (217)    --      76,867     --          9     --          12    --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----
       Net equity transactions ........      339,121     --   8,292,384     --    915,508     --     476,132    --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .      437,153     --   8,278,540     --    914,019     --     431,171    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         --       --        --       --       --       --        --      --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  437,153     --   8,278,540     --    914,019     --     431,171    --
                                          ==========   ====   =========   ====   ========   ====     =======  ====


CHANGES IN UNITS:
  Beginning units .....................         --       --        --       --       --       --        --      --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----
  Units purchased .....................       35,523     --     651,283     --     81,396     --      31,991    --
  Units redeemed ......................          (78)    --         (40)    --       (132)    --         (33)   --
                                          ----------   ----   ---------   ----   --------   ----     -------  ----
  Ending units ........................       35,445     --     651,243     --     81,264     --      31,958    --
                                          ==========   ====   =========   ====   ========   ====     =======  ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                 RyPrecMet                RyRE              RyRet            RyTech
                                          --------------------    ------------------  ---------------  ----------------
                                              2001      2000         2001      2000      2001   2000      2001   2000
                                          ----------   -------    --------    ------  -------- ------  --------  ------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (37)      --            317      --        (90)    --        (25)   -
  Realized gain (loss) on investments .        714       --         62,907      --      1,782     --        102    -
  Change in unrealized gain (loss)
    on investments ....................     (1,077)      --           (305)     --        (46)    --     (2,284)   -
  Reinvested capital gains ............       --         --           --        --       --       --       --      -
                                          --------      ----       --------    ----   --------  ----   --------  ----
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (400)      --         62,919      --      1,646     --     (2,207)   --
                                          --------      ----       --------    ----   --------  ----   --------  ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      9,950       --        (61,642)     --       --       --       --      --
  Transfers between funds .............     46,492       --         57,024      --    693,590     --     60,170    --
  Redemptions .........................       --         --           --        --       --       --       --      --
  Annuity benefits ....................       --         --           --        --       --       --       --      --
  Annual contract maintenance charges
    (note 2) ..........................       --         --           --        --       --       --       --      --
  Contingent deferred sales charges
    (note 2) ..........................       --         --           --        --       --       --       --      --
  Adjustments to maintain reserves ....         (1)      --             11      --         (1)    --          1    --
                                          --------       --       --------    ----   --------   ----   --------  ----
       Net equity transactions ........     56,441       --         (4,607)     --    693,589     --     60,171    --
                                          --------     ----       --------    ----   --------   ----   --------  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ..    56,041       --         58,312      --    695,235     --     57,964    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       --         --           --        --       --       --       --      --
                                          --------     ----       --------    ----   --------   ----   --------    --
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 56,041       --         58,312      --    695,235     --     57,964    --
                                          ========     ====       ========    ====   ========   ====   ========  ====

CHANGES IN UNITS:
  Beginning units .....................       --         --           --       --       --        --       --      --
                                          --------     ----       --------     --   --------    ----   --------  ----
  Units purchased .....................      5,933       --          5,572     --     58,791      --      4,346    --
  Units redeemed ......................       --         --           --       --       --        --       --      --
                                          --------     ----       --------     --   --------    ----   --------  ----
  Ending units ........................      5,933       --          5,572     --     58,791      --      4,346    --
                                          ========     ====       ========    ====   ========    ====   ======== ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                  RyTele             RyTitan500          RyTrans           RyGvtBd
                                          -------------------  ------------------ -----------------  -----------------
                                              2001     2000        2001     2000      2001    2000      2001     2000
                                          ---------  --------  ---------  ------- ---------  ------  --------  -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     (1)     --       (1,312)     --         (1)    --        306     --
  Realized gain (loss) on investments .        (18)     --     (287,980)     --          4     --     (4,052)    --
  Change in unrealized gain (loss)
    on investments ....................        (23)     --           26      --         (7)    --      4,320     --
  Reinvested capital gains ............       --        --         --        --       --       --       --       --
                                          --------     ---     --------     ---   --------    ---   --------    ---
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (42)     --     (289,266)     --         (4)    --        574     --
                                          --------     ---     --------     ---   --------    ---   --------    ---

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        590      --      253,105      --       --       --     83,530     --
  Transfers between funds .............        879      --       48,472      --      1,949     --    268,076     --
  Redemptions .........................       --        --         --        --       --       --     (4,002)    --
  Annuity benefits ....................       --        --         --        --       --       --       --       --
  Annual contract maintenance charges
    (note 2) ..........................       --        --         --        --       --       --       --       --
  Contingent deferred sales charges
    (note 2) ..........................       --        --         --        --       --       --       --       --
  Adjustments to maintain reserves ....          1      --          (33)     --       --       --        (83)    --
                                          --------     ---     --------     ---   --------    ---   --------    ---
       Net equity transactions ........      1,470      --      301,544      --      1,949     --    347,521     --
                                          --------     ---     --------     ---   --------    ---   --------    ---

NET CHANGE IN CONTRACT OWNERS' EQUITY .      1,428      --       12,278      --      1,945     --    348,095     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       --        --         --        --       --       --       --       --
                                          --------      --     --------     ---   --------    ---   --------    ---
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  1,428      --       12,278      --      1,945     --    348,095     --
                                          ========     ===     ========     ===   ========    ===   ========    ===

CHANGES IN UNITS:
  Beginning units .....................       --        --          --       --        --      --        --      --
                                          --------      --     --------     ---   --------    ---   --------    ---
  Units purchased .....................        139      --        1,055     --         161    --      36,472    --
  Units redeemed ......................       --        --         --       --        --      --        (406)   --
                                          --------      --     --------     ---   --------    ---   --------    ---
  Ending units ........................        139      --        1,055     --         161    --      36,066    --
                                          ========     ===     ========     ===   ========    ===   ========    ===


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                  RyUrsa              RyUtil             RyVel100              SBSFFundVal
                                          -------------------   ----------------    -----------------   ----------------------
                                              2001     2000        2001    2000        2001     2000        2001         2000
                                          ----------- -------   --------  ------    ---------  ------   ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $     (842)   --          (35)   --          (9,419)   --         (999)        1,308
  Realized gain (loss) on investments .       50,272    --        3,127    --       1,321,065    --        3,664        17,799
  Change in unrealized gain (loss)
    on investments ....................          (72)   --          322    --            (329)   --      (30,920)        6,209
  Reinvested capital gains ............         --      --         --      --            --      --       16,932        11,915
                                          ----------   ---       ------   ---       ---------   ---     --------       -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       49,358    --        3,414    --       1,311,317    --      (11,323)       37,231
                                          ----------   ---       ------   ---       ---------   ---     --------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          (33)   --         --      --          60,250    --         --            --
  Transfers between funds .............        9,566    --       56,317    --      (1,283,856)   --         --            --
  Redemptions .........................         --      --         --      --            --      --      (31,624)      (74,541)
  Annuity benefits ....................         --      --         --      --            --      --         --            --
  Annual contract maintenance charges
    (note 2) ..........................         --      --         --      --            --      --         (101)         (153)
  Contingent deferred sales charges
    (note 2) ..........................         --      --         --      --            --      --         --            --
  Adjustments to maintain reserves ....          (15)   --            1    --         (39,273)   --          (12)            2
                                          ----------   ---       ------   ---       ---------   ---     --------       -------
       Net equity transactions ........        9,518    --       56,318    --      (1,262,879)   --      (31,737)      (74,692)
                                          ----------   ---       ------   ---       ---------   ---     --------       -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       58,876    --       59,732    --          48,438    --      (43,060)      (37,461)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         --      --         --      --            --      --      188,155       225,616
                                          ----------   ---       ------   ---       ---------   ---     --------       -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $   58,876    --       59,732    --          48,438    --      145,095       188,155
                                          ==========   ===       ======   ===       =========   ===     ========       =======

CHANGES IN UNITS:
  Beginning units .....................         --      --         --      --            --      --        8,805        12,557
                                          ----------   ---       ------   ---       ---------   ---     --------       -------
  Units purchased .....................        6,489    --        6,401    --           6,171    --         --            --
  Units redeemed ......................         --      --         --      --          (3,015)   --       (1,542)       (3,752)
                                          ----------   ---       ------   ---       ---------   ---     --------       -------
  Ending units ........................        6,489    --        6,401    --           3,156    --        7,263         8,805
                                          ==========   ===       ======   ===       =========   ===     ========       =======

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                   SBSFIHiGr                   SBTSIntEq                  SBTSIncGro
                                          ------------------------    -------------------------   -------------------------
                                               2001         2000           2001         2000           2001          2000
                                          -----------   ----------    -----------   -----------   -----------     ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $      (11)        1,128        (1,889)       (1,683)           82           508
  Realized gain (loss) on investments .         (183)       (1,320)        1,748        11,776          (219)         (815)
  Change in unrealized gain (loss)
    on investments ....................          269         1,231       (60,802)      (92,950)      (23,399)       13,376
  Reinvested capital gains ............         --            --            --            --           6,106         5,357
                                          ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................           75         1,039       (60,943)      (82,857)      (17,430)       18,426
                                          ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         --            --            --            --            --            --
  Transfers between funds .............         --            --         (42,231)      122,304     6,455,339        50,000
  Redemptions .........................       (7,624)       (8,713)      (63,199)      (30,104)         --         (58,905)
  Annuity benefits ....................         --            --            --            --            --            --
  Annual contract maintenance charges
    (note 2) ..........................           (3)          (12)          (43)         (106)          (54)         (136)
  Contingent deferred sales charges
    (note 2) ..........................         --            --            --             (71)         --            --
  Adjustments to maintain reserves ....            3             3           (10)          (17)            3           (35)
                                          ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions ........       (7,624)       (8,722)     (105,483)       92,006     6,455,288        (9,076)
                                          ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      (7,549)       (7,683)     (166,426)        9,149     6,437,858         9,350
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        7,549        15,232       252,503       243,354       186,104       176,754
                                          ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $     --           7,549        86,077       252,503     6,623,962       186,104
                                          ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .....................          623         1,363        16,278        11,800        11,018        11,683
                                          ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .....................         --            --            --           6,229       421,675         3,273
  Units redeemed ......................         (623)         (740)       (8,109)       (1,751)         --          (3,938)
                                          ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ........................         --             623         8,169        16,278       432,693        11,018
                                          ==========    ==========    ==========    ==========    ==========    ==========



                                                     SBTSMMkt
                                            -------------------------
                                                2001          2000
                                            -----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............            329         1,359
  Realized gain (loss) on investments .           --            --
  Change in unrealized gain (loss)
    on investments ....................           --            --
  Reinvested capital gains ............           --            --
                                            ----------    ----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................            329         1,359
                                            ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           --            --
  Transfers between funds .............        454,381        23,616
  Redemptions .........................           --        (146,506)
  Annuity benefits ....................           --            --
  Annual contract maintenance charges
    (note 2) ..........................            (30)          (90)
  Contingent deferred sales charges
    (note 2) ..........................           --            --
  Adjustments to maintain reserves ....              7             9
                                            ----------    ----------
       Net equity transactions ........        454,358      (122,971)
                                            ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..        454,687      (121,612)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         13,987       135,599
                                            ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..        468,674        13,987
                                            ==========    ==========

CHANGES IN UNITS:
  Beginning units .....................          1,148        11,648
                                            ----------    ----------
  Units purchased .....................         36,423         2,024
  Units redeemed ......................           --         (12,524)
                                            ----------    ----------
  Ending units ........................         37,571         1,148
                                            ==========    ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                   SBVAFIncGro                 SBVAFResAcct                  SBVAFUSGovHQ
                                          ---------------------------   ---------------------------   ---------------------------
                                               2001           2000           2001           2000           2001           2000
                                          ------------    -----------   ------------   ------------   ------------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    16,590         20,703          2,005          2,686         20,727         14,396
  Realized gain (loss) on investments .    (4,018,633)    (1,670,422)        (3,547)        (3,204)       (26,789)       (79,001)
  Change in unrealized gain (loss)
    on investments ....................     2,305,380        751,349          2,036          1,857         11,570         82,692
  Reinvested capital gains ............       738,232      1,907,813           --             --             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................      (958,431)     1,009,443            494          1,339          5,508         18,087
                                          -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          --            1,000           --             --             --             --
  Transfers between funds .............    (6,413,107)      (195,920)       (26,956)          --         (427,424)          --
  Redemptions .........................    (1,434,283)    (2,680,980)       (10,750)        (6,709)       (30,707)      (317,477)
  Annuity benefits ....................       (23,561)       (27,001)          --             --           (1,460)        (1,467)
  Annual contract maintenance charges
    (note 2) ..........................        (4,515)        (5,827)           (43)           (48)          (255)          (383)
  Contingent deferred sales charges
    (note 2) ..........................          --             (736)          --             --             --              (60)
  Adjustments to maintain reserves ....           341        (12,188)            13              9              7             11
                                          -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions ........    (7,875,125)    (2,921,652)       (37,736)        (6,748)      (459,839)      (319,376)
                                          -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (8,833,556)    (1,912,209)       (37,242)        (5,409)      (454,331)      (301,289)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     8,957,690     10,869,899         37,242         42,651        454,690        755,979
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $   124,134      8,957,690           --           37,242            359        454,690
                                          ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................       261,552        357,206          2,588          3,074         27,045         46,457
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................          --               34           --             --             --             --
  Units redeemed ......................      (257,376)       (95,688)        (2,588)          (486)       (27,024)       (19,412)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................         4,176        261,552           --            2,588             21         27,045
                                          ===========    ===========    ===========    ===========    ===========    ===========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

             Portfolio of the Federated Insurance Series (Federated IS);
               Federated IS - Federated Quality Bond Fund II (FISFedQual)*

             Portfolio of the Nationwide(R) Separate Account Trust
               (Nationwide(R) SAT);
                  Nationwide(R) SAT - Money Market Fund II (NSATMyMkt2)

             Portfolios of the Rydex Variable Trust;
               Rydex Variable Trust - Arktos Fund (RyArktos)
               Rydex Variable Trust - Banking Fund (RyBank)
               Rydex Variable Trust - Basic Materials Fund (RyBM)
               Rydex Variable Trust - Biotechnology Fund (RyBioTech)
               Rydex Variable Trust - Consumer Products Fund (RyConsProd) Rydex Variable Trust - Electronics Fund (RyElec)
               Rydex Variable Trust - Energy Fund (RyEn)
               Rydex Variable Trust - Energy Services Fund (RyEnSvc)
               Rydex Variable Trust - Financial Services Fund (RyFinSvc) Rydex Variable Trust - Health Care Fund (RyHC)
               Rydex Variable Trust - Internet Fund (RyNet)
               Rydex Variable Trust - Large-Cap Europe Fund (RyLgCapEuro) Rydex Variable Trust - Large-Cap Japan Fund (RyLgCapJapan)* Rydex Variable Trust - Leisure Fund (RyLeisure)
               Rydex Variable Trust - Medius Fund (RyMedius)
               Rydex Variable Trust - Mekros Fund (RyMekros)
               Rydex Variable Trust - Nova Fund (RyNova)
               Rydex Variable Trust - OTC Fund (RyOTC)
               Rydex Variable Trust - Precious Metals Fund (RyPrecMet) Rydex Variable Trust - Real Estate Fund (RyRE)
               Rydex Variable Trust - Retailing Fund (RyRet)
               Rydex Variable Trust - Technology Fund (RyTech)
               Rydex Variable Trust - Telecommunications Fund (RyTele) Rydex Variable Trust - Titan 500 Fund (RyTitan500)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



               Rydex Variable Trust - Transportation Fund (RyTrans)
               Rydex Variable Trust - U.S. Government Bond Fund (RyGvtBd) Rydex Variable Trust - Ursa Fund (RyUrsa)
               Rydex Variable Trust - Utilities Fund (RyUtil)
               Rydex Variable Trust - Velocity 100 Fund (RyVel100)

             Portfolios of the Smith Barney Greenwich Street Series Fund
               (Smith Barney GSSF);
               Smith Barney GSSF - Fundamental Value Portfolio (SBSFFundVal) Smith Barney GSSF - Intermediate High Grade Portfolio
                 (SBSIHiGr)*

             Portfolios of the Smith Barney/Travelers Series Fund Inc.
                 (Smith Barney TSF);
               Smith Barney TSF - International Equity Portfolio (SBTSIntEq) Smith Barney TSF - Large Cap Value Portfolio (SBTSIncGro) Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

             Portfolios of the Smith Barney Variable Account Funds
               (Smith Barney VAF);
               Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro) Smith Barney VAF - The Reserve Account Portfolio
                 (SBVAFResAcct)*
               Smith Barney VAF - The U.S. Government/High Quality Securities
                 Portfolio (SBVAFUSGovHQ)

           * At December 31, 2001, contract owners have not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table below illustrates the annual rate for all contract level charges by product, as well as the maxi-mum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed $228,558 and $0 to the Account in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.

                                                                                                               MARKET
                                                                                                       SMITH    FLEX
                                        NATIONWIDE VARIABLE ACCOUNT-4 RIDERS                           BARNEY  ANNUITY
                                                                                                       ------  -------
 MORTALITY AND EXPENSE RISK - BASIC                                                                     1.30%     1.15%

 CDSC Options:
   No CDSC                                                                                                        0.20%

 DEATH BENEFIT OPTIONS:
   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                                   0.20%
    If death before annuitization, benefit will be greatest of (i) contract value,
    (ii) purchase payments less surrenders or (iii) highest contract value before
    86th birthday less surrenders.
   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued
    on or after 1-2-01)                                                                                           0.25%
    If death before annuitization, benefit will be greatest of (i) contract value,
     (ii) purchase payments less surrenders, (iii) highest contract value before
     86th birthday less surrenders or (iv) the 5% interest anniversary value.

 EXTRA VALUE OPTION (EV):                                                                                         0.45%
    Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.

 MAXIMUM VARIABLE ACCOUNT CHARGES*                                                                        1.30%+  2.05%

* When maximum options are utilized.

+ Includes 0.05% administration charge.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).


                              TOTAL     NSATMyMkt2   RyArktos   RyBank     RyBM
                            --------    ----------   --------   ------     ----
   1.15%................    $ 22,861      4,607      3,982         22        202
   1.30%................     112,150       --         --         --         --
   1.35%................       5,225      3,265        114          1       --
   1.40%................          67         33       --            1       --
   1.55%................         199        156       --         --         --
   1.60%................         264        249       --         --         --
   1.15% EV. . . . . ...      6,109      3,406        707       --         --
   1.35% EV. . . . . ...        516        512          2       --         --
   1.40% EV. . . . . ...        421        268         31       --            1
                            --------     ------      -----      -----      -----
        Total ..........    $147,812     12,496      4,836         24        203
                            ========     ======      =====      =====      =====


                            RyBioTech  RyConsProd   RyElec       RyEn    RyEnSvc
                            ---------  ----------   ------       ----    -------
   1.15%................    $     29          5          2          7        398
   1.30%................        --         --         --         --         --
   1.35%................           6       --            1          1         60
   1.40%................        --         --            1          2          1
   1.55%................        --         --         --         --         --
   1.60%................        --         --         --         --         --
   1.15% EV. . . . . ...        --         --           32       --            1
   1.35% EV. . . . . ...        --         --         --         --         --
   1.40% EV. . . . . ...           5       --            4       --         --
                            --------     ------      -----      -----      -----
        Total ..........    $     40          5         40         10        460
                            ========     ======      =====      =====      =====


                            RyFinSvc       RyHC      RyNet   RyLgCapEuro   RyLgCapJapan
                            --------      ------    -------  -----------   ------------
   1.15%................    $   --           10        195        196        272
   1.30%................        --         --         --         --         --
   1.35%................           1       --         --           53          5
   1.40%................           2       --         --            4       --
   1.55%................        --         --         --            2          1
   1.60%................        --         --         --         --         --
   1.15% EV. . . . . ...          14       --         --          197       --
   1.35% EV. . . . . ...        --         --         --         --         --
   1.40% EV. . . . . ...        --         --         --            6       --
                            --------     ------      -----      -----      -----
        Total ..........    $     17         10        195        458        278
                            ========     ======      =====      =====      =====


                            RyLeisure  RyMedius   RyMekros     RyNova      RyOTC
                            ---------  --------   --------     ------     -------
   1.15%................    $   --          890        883         51         66
   1.30%................        --         --         --         --         --
   1.35%................        --           63        463        472        360
   1.40%................        --            3          2          6          2
   1.55%................        --           18         18          2          2
   1.60%................        --         --         --         --         --
   1.15% EV. . . . . ...          33        202        149        367        165
   1.35% EV. . . . . ...        --         --         --         --         --
   1.40% EV. . . . . ...        --           10         12         12         50
                            --------     ------      -----      -----      -----
        Total ..........    $     33      1,186      1,527        910        645
                            ========     ======      =====      =====      =====


                                 RyPrecMet    RyRE      RyRet     RyTech   RyTele
                                 ---------    ----      -----     ------   ------
   1.15%.....................    $    24       238        10        17      --
   1.30%.....................       --        --        --        --        --
   1.35%.....................          5         1        77         1      --
   1.40%.....................       --           3      --           1         1
   1.55%.....................       --        --        --        --        --
   1.60%.....................          5      --        --        --        --
   1.15% EV..................       --        --        --        --        --
   1.35% EV..................       --        --        --        --        --
   1.40% EV..................          3         2         3         6       --
                                --------    ------     -----     -----     -----
        Total ...............   $     37       244        90        25         1
                                ========    ======     =====     =====     =====



                                 RyTitan500  RyTrans   RyGvtBd    RyUrsa    RyUtil
                                 ----------  -------   -------    ------    ------
   1.15%.....................    $ 1,305      --          13        12        29
   1.30%.....................       --        --        --        --        --
   1.35%.....................          2         1       142       125         3
   1.40%.....................       --        --           2      --           2
   1.55%.....................       --        --        --        --        --
   1.60%.....................          5      --        --        --        --
   1.15% EV..................       --        --         123       699      --
   1.35% EV..................       --        --        --           2      --
   1.40% EV..................       --        --           3         4         1
                                --------    ------     -----     -----     -----
        Total ...............    $ 1,312         1       283       842        35
                                ========    ======     =====     =====     =====


                                 RyVel100  SBSFFundVal  SBSFIHiGr   SBTSIntEq  SBTSIncGro
                                 --------  -----------  ---------   ---------  ----------
   1.15%.....................    $ 9,396        --        --           --        --
   1.30%.....................       --         2,145        11        1,889     2,294
   1.35%.....................          3        --        --           --        --
   1.40%.....................          1        --        --           --        --
   1.55%.....................       --          --        --           --        --
   1.60%.....................          5        --        --           --        --
   1.15% EV. . . . . ........         14        --        --           --        --
   1.35% EV. . . . . ........       --          --        --           --        --
   1.40% EV. . . . . ........       --          --        --           --        --
                                -------      ------    ------        -----     -----
        Total ...............   $ 9,419       2,145        11        1,889     2,294
                                =======      ======    ======        =====     =====


                                 SBTSMMkt  SBVAFincGro  SBVAFResAcct   SBVAFUSGovHQ
                                 --------  -----------  ------------   ------------
   1.15%.....................    $  --        --            --              --
   1.30%.....................        186    99,428           417           5,780
   1.35%.....................       --        --            --              --
   1.40%.....................       --        --            --              --
   1.55%.....................       --        --            --              --
   1.60%.....................       --        --            --              --
   1.15% EV .................       --        --            --              --
   1.35% EV .................       --        --            --              --
   1.40% EV .................       --        --            --              --
                                 -------    ------         -----           -----
       Total  ...............    $   186    99,428           417           5,780
                                 =======    ======         =====           =====


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.


                                                              CONTRACT                       UNIT            CONTRACT
                                                            EXPENSE RATE*       UNITS      FAIR VALUE      OWNERS' EQUITY
                                                          ----------------      -----      ----------      --------------
Nationwide(R) SAT - Money Market Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%              530,489   $  9.994345      $    5,301,890
                                                            1.35%              231,499      9.989354           2,312,525
                                                            1.40%                1,107      9.988107              11,057
                                                            1.55%               12,134      9.984357             121,150
                                                            1.60%               56,720      9.983107             566,242
                                                            1.15%  EV(***)     467,267      9.983277           4,664,856
                                                            1.35%  EV(***)      69,623      9.978288             694,718
                                                            1.40%  EV(***)      11,143      9.977040             111,174

Rydex Variable Trust - Arktos Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                3,558      6.913138              24,597

Rydex Variable Trust - Banking Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%                8,875     10.302548              91,435
                                                            1.35%                  110     10.297402               1,133
                                                            1.40%                  103     10.296117               1,061

Rydex Variable Trust - Basic Materials Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                  46      11.129631                 512
                                                            1.40%                 146      11.128236               1,625

Rydex Variable Trust - Biotechnology Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%               1,266      11.436499              14,479
                                                            1.35%               1,959      11.430800              22,393
                                                            1.40%                 134      11.429374               1,532

Rydex Variable Trust - Consumer Products Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                 109      10.350821               1,128

Rydex Variable Trust - Electronics Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%               1,725      14.145323              24,401
                                                            1.35%               2,357      14.138282              33,324
                                                            1.40%                  99      14.136521               1,400

Rydex Variable Trust - Energy Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                  62      10.308511                 639
                                                            1.40%                 382      10.307222               3,937

Rydex Variable Trust - Energy Services Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%               1,613      12.680697              20,454
                                                            1.35%              31,791      12.674381             402,931
                                                            1.40%                  73      12.672797                 925


                                                                TOTAL
                                                              RETURN**
                                                             ---------
Nationwide(R) SAT - Money Market Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   -0.06% 10/2/2001
                                                           -0.11% 10/2/2001
                                                           -0.12% 10/2/2001
                                                           -0.16% 10/2/2001
                                                           -0.17% 10/2/2001
                                                           -0.17% 10/2/2001
                                                           -0.22% 10/2/2001
                                                           -0.23% 10/2/2001

Rydex Variable Trust - Arktos Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .  -30.87% 10/2/2001

Rydex Variable Trust - Banking Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    3.03% 10/2/2001
                                                            2.97% 10/2/2001
                                                            2.96% 10/2/2001

Rydex Variable Trust - Basic Materials Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   11.30% 10/2/2001
                                                           11.28% 10/2/2001

Rydex Variable Trust - Biotechnology Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   14.36% 10/2/2001
                                                           14.31% 10/2/2001
                                                           14.29% 10/2/2001

Rydex Variable Trust - Consumer Products Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    3.51% 10/2/2001

Rydex Variable Trust - Electronics Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   41.45% 10/2/2001
                                                           41.38% 10/2/2001
                                                           41.37% 10/2/2001

Rydex Variable Trust - Energy Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    3.09% 10/2/2001
                                                            3.07% 10/2/2001

Rydex Variable Trust - Energy Services Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   26.81% 10/2/2001
                                                           26.74% 10/2/2001
                                                           26.73% 10/2/2001

                                                           CONTRACT                              UNIT            CONTRACT
                                                         EXPENSE RATE*        UNITS            FAIR VALUE     OWNERS' EQUITY
                                                         -------------        -----            ----------     --------------
Rydex Variable Trust - Financial Services Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                 62           10.470367             649
                                                            1.40%                204           10.469059           2,136
                                                            1.15%  EV***       3,113           10.464092          32,575

Rydex Variable Trust - Health Care Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                 23             9.834431            226

Rydex Variable Trust - Internet Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.40%                 47            13.997818            658

Rydex Variable Trust - Large-Cap Europe Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .   1.35%               3,473            11.051567         38,382
                                                           1.40%                 355            11.050187          3,923
                                                           1.15%  EV***       31,468            11.045715        347,587

Rydex Variable Trust - Leisure Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.35%                  3            11.684721             35
                                                            1.15%  EV***       3,226            11.678821         37,676

Rydex Variable Trust - Medius Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%                488            12.344390          6,024
                                                            1.35%              4,619            12.338242         56,990
                                                            1.40%                230            12.336701          2,837
                                                            1.55%              2,334            12.332082         28,783
                                                            1.15%  EV***      27,466            12.332371        338,721
                                                            1.40%  EV***         308            12.324685          3,796

Rydex Variable Trust - Mekros Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%            590,486            12.712705      7,506,674
                                                            1.35%             39,436            12.706376        501,089
                                                            1.40%                148            12.704790          1,880
                                                            1.55%              2,216            12.700033         28,143
                                                            1.15%  EV***      18,619            12.700637        236,473
                                                            1.40%  EV***         338            12.692721          4,290

Rydex Variable Trust - Nova Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%              4,062            11.256940         45,726
                                                            1.35%             20,129            11.251326        226,478
                                                            1.40%                637            11.249920          7,166
                                                            1.15%  EV***      56,072            11.245498        630,558
                                                            1.40%  EV***         364            11.238490          4,091

Rydex Variable Trust - OTC Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.15%              4,802            13.502288         64,838
                                                            1.35%              3,441            13.495576         46,438
                                                            1.40%                185            13.493894          2,496
                                                            1.15%  EV***      20,906            13.490707        282,037
                                                            1.40%  EV***       2,624            13.482308         35,378

                                                                  TOTAL
                                                                 RETURN**
                                                               ------------
Rydex Variable Trust - Financial Services Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .      4.70% 10/2/2001
                                                              4.69% 10/2/2001
                                                              4.64% 10/2/2001

Rydex Variable Trust - Health Care Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .      -1.66% 10/2/2001

Rydex Variable Trust - Internet Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .      39.98% 10/2/2001

Rydex Variable Trust - Large-Cap Europe Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .      10.52% 10/2/2001
                                                               1.50% 10/2/2001
                                                              10.46% 10/2/2001

Rydex Variable Trust - Leisure Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .      16.85% 10/2/2001
                                                              16.79% 10/2/2001

Rydex Variable Trust - Medius Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .     23.44% 10/2/2001
                                                             23.38% 10/2/2001
                                                             23.37% 10/2/2001
                                                             23.32% 10/2/2001
                                                             23.32% 10/2/2001
                                                             23.25% 10/2/2001

Rydex Variable Trust - Mekros Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .     27.13% 10/2/2001
                                                             27.06% 10/2/2001
                                                             27.05% 10/2/2001
                                                             27.00% 10/2/2001
                                                             27.01% 10/2/2001
                                                             26.93% 10/2/2001

Rydex Variable Trust - Nova Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .     12.57% 10/2/2001
                                                             12.51% 10/2/2001
                                                             12.50% 10/2/2001
                                                             12.45% 10/2/2001
                                                             12.38% 10/2/2001

Rydex Variable Trust - OTC Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . .     35.02% 10/2/2001
                                                             34.96% 10/2/2001
                                                             34.94% 10/2/2001
                                                             34.91% 10/2/2001
                                                             34.82% 10/2/2001

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                     CONTRACT                            UNIT
                                                                                  EXPENSE RATE*       UNITS           FAIR VALUE
                                                                                  ---------------     -----           ----------
Rydex Variable Trust - Precious Metals Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.15%           4,868           9.447667
                                                                                      1.35%               9           9.442946
                                                                                      1.60%           1,056           9.437023

Rydex Variable Trust - Real Estate Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.15%           4,763          10.467730
                                                                                      1.35%              58          10.462506
                                                                                      1.40%             441          10.461197
                                                                                      1.40%  EV***      310          10.449756

Rydex Variable Trust - Retailing Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%          37,537          11.829843
                                                                                      1.35%  EV***   21,254          11.817858

Rydex Variable Trust - Technology Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.15%           2,627          13.340880
                                                                                      1.35%           1,644          13.334237
                                                                                      1.40%              75          13.332580

Rydex Variable Trust - Telecommunications Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%              58          10.243535
                                                                                      1.40%              81          10.242254

Rydex Variable Trust - Titan 500 Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%             171          11.647173
                                                                                      1.40%              59          11.645722
                                                                                      1.60%             825          11.639900

Rydex Variable Trust - Transportation Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%              27          12.050818
                                                                                      1.40%             134          12.049309

Rydex Variable Trust - U.S. Government Bond Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%          13,050           9.655322
                                                                                      1.40%             379           9.654115
                                                                                      1.15%  EV***   22,637           9.649531

Rydex Variable Trust - Ursa Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.15%             625           9.076802
                                                                                      1.35%           5,864           9.072262

Rydex Variable Trust - Utilities Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.35%           1,745           9.336544
                                                                                      1.40%             597           9.335363
                                                                                      1.15%  EV***    3,662           9.330350
                                                                                      1.40%  EV***      397           9.324510



                                                                                       CONTRACT             TOTAL
                                                                                     OWNERS' EQUITY         RETURN**
                                                                                     -------------         ----------
Rydex Variable Trust - Precious Metals Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      45,991         -5.52% 10/2/2001
                                                                                          85         -5.57% 10/2/2001
                                                                                       9,965         -5.63% 10/2/2001

Rydex Variable Trust - Real Estate Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      49,858          4.68% 10/2/2001
                                                                                         607          4.63% 10/2/2001
                                                                                       4,613          4.61% 10/2/2001
                                                                                       3,239          4.50% 10/2/2001

Rydex Variable Trust - Retailing Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     444,057         18.30% 10/2/2001
                                                                                     251,177         18.18% 10/2/2001

Rydex Variable Trust - Technology Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35,046         33.41% 10/2/2001
                                                                                      21,921         33.34% 10/2/2001
                                                                                       1,000         33.33% 10/2/2001

Rydex Variable Trust - Telecommunications Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         594          2.44% 10/2/2001
                                                                                         830          2.42% 10/2/2001

Rydex Variable Trust - Titan 500 Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,992         16.47% 10/2/2001
                                                                                         687         16.46% 10/2/2001
                                                                                       9,603         16.40% 10/2/2001

Rydex Variable Trust - Transportation Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         325         20.51% 10/2/2001
                                                                                       1,615         20.49% 10/2/2001

Rydex Variable Trust - U.S. Government Bond Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     126,002         -3.45% 10/2/2001
                                                                                       3,659         -3.46% 10/2/2001
                                                                                     218,436         -3.50% 10/2/2001

Rydex Variable Trust - Ursa Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,673         -9.23% 10/2/2001
                                                                                      53,200         -9.28% 10/2/2001

Rydex Variable Trust - Utilities Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      16,292         -6.63% 10/2/2001
                                                                                       5,573         -6.65% 10/2/2001
                                                                                      34,168         -6.70% 10/2/2001
                                                                                       3,702         -6.75% 10/2/2001

                                                                                   CONTRACT                           UNIT
                                                                                EXPENSE RATE*       UNITS           FAIR VALUE
                                                                                ---------------     -----           ----------
Rydex Variable Trust - Velocity 100 Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.15%         2,478           15.353386
                                                                                      1.35%            46           15.345752
                                                                                      1.40%            68           15.343843
                                                                                      1.60%           564           15.336192

Greenwich Street Series Fund - Fundamental Value Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         7,263           19.976587
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         8,806           21.366726
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        12,558           17.965910
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        16,864           14.926907
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        17,790           14.408364

Greenwich Street Series Fund - Intermediate High Grade Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%           623           12.117469
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         1,363           11.175182
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         2,790           11.756940
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        10,572           11.154442

Travelers Series Fund Inc.- Smith Barney International Equity Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         8,169           10.536594
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        16,279           15.510953
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        11,801           20.621439
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        17,786           12.456037
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        29,046           11.848492

Travelers Series Fund Inc.- Smith Barney Large Cap Value Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       432,693           15.308679
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        11,018           16.890941
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        11,683           15.129147
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        15,086           15.325439
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        49,647           14.137466

Travelers Series Fund Inc.- Smith Barney Money Market Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        37,571           12.474205
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         1,148           12.184004
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        11,647           11.642365
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        10,146           11.263994
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%        56,760           10.860417

Smith Barney Variable Account Funds - The Income and Growth Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       261,552           33.614278
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       357,206           29.942972
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       432,626           31.283174
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%       577,988           28.070505

Smith Barney Variable Account Funds - The Reserve Account Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         2,589           14.384667
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         3,074           13.874598
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         4,151           13.595516
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         6,975           13.898977


                                                                                     CONTRACT             TOTAL
                                                                                   OWNERS' EQUITY        RETURN**
                                                                                   -------------         ----------
Rydex Variable Trust - Velocity 100 Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         38,046         53.53% 10/2/2001
                                                                                            706         53.46% 10/2/2001
                                                                                          1,043         53.44% 10/2/2001
                                                                                          8,650         53.36% 10/2/2001

Greenwich Street Series Fund - Fundamental Value Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        145,090         -6.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        188,155         18.93%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        225,616         20.36%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        251,727          3.60%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        256,325         15.32%

Greenwich Street Series Fund - Intermediate High Grade Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,549          8.43%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,232         -4.95%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         32,802          5.40%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        117,925          7.25%

Travelers Series Fund Inc.- Smith Barney International Equity Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         86,073        -32.07%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        252,503        -24.78%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        243,354         65.55%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        221,543          5.13%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        344,151          1.37%

Travelers Series Fund Inc.- Smith Barney Large Cap Value Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,623,958         -9.37%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        186,104         11.65%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        176,754         -1.28%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        231,200          8.40%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        701,883         24.98%

Travelers Series Fund Inc.- Smith Barney Money Market Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        468,668          2.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,987          4.65%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        135,599          3.36%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        114,284          3.72%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        616,437          3.72%

Smith Barney Variable Account Funds - The Income and Growth Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,791,882         12.26%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,695,809         -4.28%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13,533,914         11.44%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     16,224,415         26.43%

Smith Barney Variable Account Funds - The Reserve Account Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         37,242          3.68%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         42,651          2.05%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         56,435         -2.18%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         96,945          0.05%

                          NATIONWIDE VARIABLE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                    CONTRACT                       UNIT
                                                                                 EXPENSE RATE*       UNITS      FAIR VALUE
                                                                                 ---------------     -----      ----------
Smith Barney Variable Account Funds - The U.S. Government/High Quality Securities Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          27,043     16.746912
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          46,456     16.204257
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          60,495     16.008820
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%          99,519     16.183499

2001 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

2001 Contract owners' equity  .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .


2000 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

2000 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .


1999 Reserves for annuity contracts in payout phase:
   Tax qualified   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Non-tax qualified   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1999 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .



1998 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   Non-tax qualified. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1998 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .



1997 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

1997 Contract owners' equity.   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .




                                                                                  CONTRACT          TOTAL
                                                                               OWNERS' EQUITY      RETURN**
                                                                               --------------     ----------
Smith Barney Variable Account Funds - The U.S. Government/High Quality Securities Portfolio
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     452,887        3.35%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     752,785        1.22%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     968,454       -1.08%
   1997  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,610,566        4.06%

2001 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         309
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     124,135
                                                                                 -----------
2001 Contract owners' equity  .  . . . . . . . . . . . . . . . . . . . . . . . . $33,802,859
                                                                                 ===========

2000 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,803
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     165,809
                                                                                 -----------
2000 Contract owners' equity .  . . . . . . . . . . . . . . . . . . . . . . . .. $10,097,920
                                                                                 ===========

1999 Reserves for annuity contracts in payout phase:
   Tax qualified   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,198
   Non-tax qualified   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     171,086
                                                                                 -----------
1999 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . .. $12,465,084
                                                                                 ===========


1998 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11,663
   Non-tax qualified. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      204,063
                                                                                 -----------
1998 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . .  $15,626,086
                                                                                 ===========


1997 Reserves for annuity contracts in payout phase:
   Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16,153
                                                                                 -----------
1997 Contract owners' equity.  .  . . . . . . . . . . . . . . . . . . . . . . .  $19,984,801
                                                                                 ===========


* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point in addition to the stated contract expense rate.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.





Part C. OTHER INFORMATION
     Item 24.          Financial Statements and Exhibits
            (a)Financial
               Statements:
               (1)Financial statements included in Prospectus.
                 (Part A):

               (2)Financial statements included in Part B:
                 Those financial statements required by
                 Item 23 to be included in Part B
                 have been incorporated therein by reference to the Prospectus (Part A).
               Nationwide Variable Account-4:

                 Independent Auditors' Report.
                 Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2001. Statements of Operations for the year ended December 31, 2001.
                 Statements of Changes in Contract Owners'
                 Equity for the years ended December 31, 2001 and 2000.
                 Notes to Financial Statements.
               Nationwide Life Insurance Company and subsidiaries:

                 Independent Auditors' Report.
                 Consolidated Balance Sheets as of December
                 31, 2001 and 2000.
                 Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.
                 Consolidated Statements of Shareholder's
                 Equity for the years ended December 31,
                 2001, 2000 and 1999.
                 Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.
                 Notes to Consolidated Financial Statements.

Item 24.  (b) Exhibits
             (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant
                  -Filed previously with Registration Statement
                 (1933 Act File No. 033-25734) and hereby incorporated by reference.
             (2)Not Applicable
             (3) Underwriting or Distribution of contracts between the
                 Depositor and Principal Underwriter - Filed previously with Registration Statement (1933 Act File No. 033-25734) and hereby incorporated by reference.
             (4)  The form of the variable annuity contract
                  - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
             (5) Variable Annuity Application - Filed previously with this
                 Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
             (6)Articles of Incorporation of Depositor - Filed previously with Registration Statement (1933 Act File No. 2-75059) and hereby incorporated by reference.
             (7)Not Applicable
             (8)Not Applicable
             (9)Opinion of Counsel - Filed previously with this
                Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
             (10)    Not Applicable
             (11)    Not Applicable
             (12)    Not Applicable
             (13)    Performance Advertising Calculation Schedule - Filed
                 previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.


Item 25.                    Directors and Officers of the Depositor
        W. G. Jurgensen, Director and Chief Executive Officer
        Joseph J. Gasper, Director and Chief Operating Officer
        Richard D. Headley, Executive Vice President
        Michael S. Helfer, Director and Executive Vice President-Corporate Strategy
        Donna   A.  James,  Director  and  Executive  Vice  President-Chief
        Administrative Officer
        Michael  C.  Keller,  Executive  Vice  President-Chief  Information
        Officer
        Robert A. Oakley, Director and Executive Vice President-Chief Financial Officer
        Robert J. Woodward, Jr., Director and Executive Vice President-Chief Investment Officer
        Galen R. Barnes, Director
        John  R.  Cook,  Jr.,  Senior  Vice President-Chief  Communications
        Officer
        David A. Diamond, Senior Vice President-Corporate Strategy
        Philip  C.  Gath,  Senior  Vice President-Chief  Actuary-Nationwide
        Financial
        Patricia  R.  Hatler,  Senior Vice President, General  Counsel  and
        Secretary
        David K. Hollingsworth, Senior Vice President-President-Nationwide Insurance Sales
        David R. Jahn, Senior Vice President-Product Management
        Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President, Corporate Relations Edwin P. McCausland, Jr., Senior Vice President-Fixed Income Securities
        Robert H. McNaghten, Senior Vice President-Real Estate Investments Michael D. Miller, Senior Vice President-NI Finance
        Brian W. Nocco, Senior Vice President and Treasurer
        Mark Phelan, Senior Vice President-Technology and Operations Douglas C. Robinette, Senior Vice President-Claims
        John S. Skubik, Senior Vice President-Strategic Initiatives
        Mark   R.   Thresher,   Senior   Vice  President-Finance-Nationwide
        Financial
        Richard M. Waggoner, Senior Vice President-Operations
        Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing

        The   business  address  of  the  Directors  and  Officers  of  the
        Depositor is:
        One Nationwide Plaza
        Columbus, Ohio 43215



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
        Subsidiaries for which separate financial statements are filed
         Subsidiaries included in the respective consolidated financial statements
         Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries other subsidiaries

       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )
401(k) Companies,     Texas                     Holding company
Inc. (The)
401(k) Company (The)  Texas                     Third-party
                                                administrator
                                                providing record
                                                keeping services for
                                                401(k) plans
401(k) Investment     Texas                     Investment advisor
Advisors, Inc.                                  registered with the
                                                SEC
401(k) Investments    Texas                     Broker-dealer
Services, Inc.                                  registered with the
                                                National Association
                                                of Securities Dealer,
                                                a self-regulatory
                                                body of the SEC
Affiliate Agency of   Ohio                      Insurance agency
Ohio, Inc.                                      marketing life
                                                insurance and annuity
                                                products through
                                                financial
                                                institutions
Affiliate Agency,     Delaware                  Insurance agency
Inc.                                            marketing life
                                                insurance and annuity
                                                products through
                                                financial
                                                institutions
AGMC Reinsurance Ltd. Turks and                 Captive reinsurer
                      Caicos
                      Islands
AID Finance Services, Iowa                      Holding company
Inc.
ALLIED Document       Iowa                      Provides general
Solutions, Inc. (fka                            printing services to
Midwest Printing                                its affiliated
Services, Inc.)                                 companies as well as
                                                to unaffiliated
                                                companies
ALLIED General Agency Iowa                      Managing general
Company                                         agent and surplus
                                                lines broker for
                                                property and casualty
                                                insurance products
ALLIED Group          Iowa                      Direct marketing of
Insurance Marketing                             property and casualty
Company                                         insurance products
ALLIED Group, Inc.    Iowa                      Property and casualty
                                                insurance holding
                                                company
ALLIED Property and   Iowa                      Underwrites general
Casualty Insurance                              property and casualty
Company                                         insurance
Allied Texas Agency,  Texas                     Acts as a managing
Inc.                                            general agent to
                                                place personal and
                                                commercial automobile
                                                insurance with
                                                Colonial County
                                                Mutual Insurance
                                                Company for the
                                                independent agency
                                                companies
Allnations, Inc.      Ohio                      Engages in promoting,
                                                extending and
                                                strengthening
                                                cooperative insurance
                                                organizations
                                                throughout the world
AMCO Insurance        Iowa                      Underwrites general
Company                                         property and casualty
                                                insurance

       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )
American Marine       Florida                   Underwriting manager
Underwriters, Inc.                              for ocean cargo and
                                                hull insurance

Asset Management      England and               Holding company of a
Holdings, plc         Wales                     group engaged in the
                                                management of pension
                                                fund assets, unit
                                                trusts and other
                                                collective investment
                                                schemes, investment
                                                trusts and portfolios
                                                for corporate clients

Cal-Ag Insurance      California                Captive insurance
Services, Inc.                                  brokerage firm
                                                serving principally,
                                                but not exclusively,
                                                the "traditional"
                                                agent producers of
                                                CalFarm Insurance
                                                Company

CalFarm Insurance     California                Assists agents and
Agency                                          affiliated companies
                                                in account completion
                                                for marketing CalFarm
                                                products; assists
                                                other in-house
                                                agencies in a
                                                brokerage capacity to
                                                accommodate
                                                policyholders

CalFarm Insurance     California                Multi-line insurance
Company                                         corporation that
                                                writes agricultural,
                                                commercial, personal
                                                and individual health
                                                coverages and
                                                benefits from the
                                                sponsorship of the
                                                California Farm
                                                Bureau Federation

Colonial County       Texas                     Underwrites non-
Mutual Insurance                                standard automobile
Company                                         and motorcycle
                                                insurance and various
                                                other commercial
                                                liability coverages
                                                in Texas

Cooperative Service   Nebraska                  Insurance agency that
Company                                         sells and services
                                                commercial insurance;
                                                provides loss control
                                                and compliance
                                                consulting services
                                                as well as audit,
                                                compilation, and tax
                                                preparation services

Corviant Corporation  Delaware                  Creates a captive
                                                distribution network
                                                through which
                                                affiliates can sell
                                                multi-manager
                                                investment products,
                                                insurance products
                                                and sophisticated
                                                estate planning
                                                services

Damian Securities     England and               Investment holding
Limited               Wales                     company
Depositors Insurance  Iowa                      Underwrites general
Company                                         property and casualty
                                                insurance

Dinamica              Brazil                    Participates in other
Participacoes SA                                companies related to
                                                the registrant's
                                                international
                                                operations

Discover Insurance    Texas                     Sells property and
Agency of Texas, LLC                            casualty insurance
                                                products including,
                                                but not limited to,
                                                automobile or other
                                                vehicle insurance and
                                                homeowner's insurance

Discover Insurance    California                Sells property and
Agency, LLC                                     casualty insurance
                                                products including,
                                                but not limited to,
                                                automobile or other
                                                vehicle insurance and
                                                homeowner's insurance


       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )
Eagle Acquisition     Delaware                  Merger subsidiary to
Corporation                                     be used in the
                                                proposed acquisition
                                                of Provident Mutual
                                                Life Insurance
                                                Company

eNationwide, LLC      Ohio                      Limited liability
                                                company that provides
                                                administrative
                                                services to
                                                Nationwide's direct
                                                operation

F&B, Inc.             Iowa                      Insurance agency that
                                                places business not
                                                written by the
                                                Farmland Insurance
                                                Companies with other
                                                carriers

Farmland Mutual       Iowa                      Provides property and
Insurance Company                               casualty insurance
                                                primarily to
                                                agricultural
                                                businesses

Fenplace Limited      England and               Inactive
                      Wales

Financial Horizons    Alabama                   Insurance agency
Distributors Agency                             marketing life
of Alabama, Inc.                                insurance and annuity
                                                products through
                                                financial
                                                institutions

Financial Horizons    Ohio                      Insurance marketing
Distributors Agency                             life insurance and
of Ohio, Inc.                                   annuity products
                                                through financial
                                                institutions

Financial Horizons    Oklahoma                  Insurance marketing
Distributors Agency                             life insurance and
of Oklahoma, Inc.                               annuity products
                                                through financial
                                                institutions

Financial Horizons    Texas                     Insurance marketing
Distributors Agency                             life insurance and
of Texas, Inc.                                  annuity products
                                                through financial
                                                institutions

Financial Horizons    Oklahoma                  Limited broker-dealer
Securities                                      doing business solely
Corporation                                     in the financial
                                                institutions market

Florida Records       Florida                   Administers the
Administrator, Inc.                             deferred compensation
                                                plan for the public
                                                employees of the
                                                State of Florida

G.I.L. Nominees       England and               Acts as a nominee;
Limited               Wales                     dormant within the
                                                meaning of Section
                                                249AA of the
                                                Companies Act 1985
                                                (English law)

Gartmore 1990 Limited England and               A general partner in
                      Wales                     a limited partnership
                                                formed to invest in
                                                unlisted securities

Gartmore 1990 Trustee England and               Dormant within the
Limited               Wales                     meaning of Section
                                                249AA of the
                                                Companies Act 1985
                                                (English law)

Gartmore Capital       England and               Investment management
Management Limited     Wales                     and advisory services
                                                 to business,
                                                 institutional and
                                                 private investors;
                                                 transferred
                                                 investment management
                                                 activity to Gartmore
                                                 Investment Limited

Gartmore Distribution  Delaware                  Limited broker-dealer
Services, Inc.

Gartmore Fund          Jersey,                   Investment
Managers               Channel                   administration and
International Limited  Islands                   support

Gartmore Fund          England and               Authorized unit trust
Managers Limited       Wales                     management

Gartmore Global Asset  Delaware                  Holding company for
Management Trust                                 the Gartmore Group
                                                 and as a registered
                                                 investment advisor

       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )
Gartmore Global        Delaware                  Holding company
Investments, Inc.

Gartmore Global        Delaware                  Investment management
Partners

Gartmore Indosuez UK   England and               General partner in
Recovery Fund (G.P.)   Wales                     two limited
Limited                                          partnerships formed
                                                 to invest in unlisted
                                                 securities

Gartmore Investment    England and               Investment management
Limited                Wales                     and advisory services
                                                 to pension funds,
                                                 unit trusts and other
                                                 collective investment
                                                 schemes, investment
                                                 trusts and portfolios
                                                 for corporate and
                                                 other institutional
                                                 clients

Gartmore Investment    England and               Investment holding
Management plc         Wales                     company and provides
                                                 services to other
                                                 companies within the
                                                 Gartmore Group

Gartmore Investment    Germany                   Marketing support
Services GmbH

Gartmore Investment    England                   Investment holding
Services Limited

Gartmore Investor      Ohio                      Transfer and dividend
Services, Inc.                                   disbursing agent
                                                 services to various
                                                 mutual fund entities

Gartmore Japan         Japan                     Investment management
Limited

Gartmore Morley &      Oregon                    Brokers or places
Associates, Inc.                                 book value
                                                 maintenance
                                                 agreements (wrap
                                                 contracts) and
                                                 guaranteed investment
                                                 contracts (GICs) for
                                                 collective investment
                                                 trusts and accounts

Gartmore Morley        Oregon                    Investment advisor
Capital Management,                              and stable value
Inc.                                             money manager

Gartmore Morley        Oregon                    Holding company
Financial Services,
Inc.

Gartmore Mutual Fund   Delaware                  Registered investment
Capital Trust                                    advisor

Gartmore Nominees      England and               Nominee; dormant
Limited                Wales                     within the meaning of
                                                 Section 249AA of the
                                                 Companies Act 1985
                                                 (English law)

Gartmore Pension Fund  England and               Trustee of Gartmore
Trustees Limited       Wales                     Pension Scheme

Gartmore S.A. Capital  Delaware                  Registered investment
Trust                                            advisor

Gartmore Secretaries   Jersey,                   Nominee; dormant
(Jersey) Ltd.          Channel
                       Islands

Gartmore Trust         Oregon                    State bank with trust
Company                                          power

Gartmore Securities    England and               Investment holding;
Limited                Wales                     partner in Gartmore
                                                 Global Partners

Gartmore U.S. Limited  England and               Joint partner in
                       Wales                     Gartmore Global
                                                 Partners

Gates, McDonald &      Ohio                      Provides services to
Company                                          employers for
                                                 managing workers' and
                                                 unemployment
                                                 compensation matters
                                                 and employee benefit
                                                 costs


       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )
Gates, McDonald &      New York                  Provides workers'
Company of New York,                             compensation/self-
Inc.                                             insured claims
                                                 administration
                                                 services to employers
                                                 with exposure in New
                                                 York

Gates, McDonald &      Nevada                    Provides self-
Company of Nevada                                insurance
                                                 administration,
                                                 claims examining and
                                                 data processing
                                                 services

GatesMcDonald Health   Ohio                      Provides medical
Plus Inc.                                        management and cost
                                                 containment services
                                                 to employers

Insurance              Ohio                      Insurance agency;
Intermediaries, Inc.                             provides commercial
                                                 property and casualty
                                                 brokerage services

Landmark Financial     New York                  Insurance agency
Services of New York,                            marketing life
Inc.                                             insurance and annuity
                                                 products through
                                                 financial
                                                 institutions

Lone Star General      Texas                     General agent to
Agency, Inc.                                     market non-standard
                                                 automobile and
                                                 motorcycle insurance
                                                 for Colonial Mutual
                                                 Insurance Company

MedProSolutions, Inc.  Massachusetts             Provides third-party
                                                 administration
                                                 services for workers
                                                 compensation,
                                                 automobile injury and
                                                 disability claims

National Casualty      Wisconsin                 Underwrites various
Company                                          property and casualty
                                                 coverage, as well as
                                                 individual and group
                                                 accident and health
                                                 insurance

National Casualty      England                   Inactive
Company of America,
Ltd.

National Deferred      Ohio                      Administers deferred
Compensation, Inc.                               compensation plans
                                                 for public employees

National Premium and   Delaware                  Provides third-party
Benefit                                          administration
Administration                                   services
Company

Nationwide Affinity    Kansas                    Shell insurer with no
Insurance Company of                             active policies or
America                                          liabilities

Nationwide Affordable  Ohio                      Invests in affordable
Housing, LLC                                     multi-family housing
                                                 projects throughout
                                                 the U.S.

Nationwide Agency,     Ohio                      Insurance agency
Inc.

Nationwide             Iowa                      Provides property and
Agribusiness                                     casualty insurance
Insurance Company                                primarily to
                                                 agricultural
                                                 businesses

Nationwide Arena, LLC  Ohio                      Develops Nationwide
                                                 Arena and engages in
                                                 Arena district
                                                 development activity

Nationwide Asset       Ohio                      Diversified open-end
Allocation Trust                                 investment company


       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )
Nationwide Assurance  Wisconsin                 Underwrites non-
Company                                         standard automobile
                                                and motorcycle
                                                insurance

Nationwide Cash       Ohio                      Buys and sells
Management Company                              investment securities
                                                of a short-term
                                                nature as agent for
                                                other corporations,
                                                foundations, and
                                                insurance company
                                                separate accounts

Nationwide Community  Ohio                      Holds investments in
Development                                     low-income housing
Corporation, LLC                                funds

Nationwide            Ohio                      Holding company for
Corporation                                     entities affiliated
                                                with Nationwide
                                                Mutual Insurance
                                                Company and
                                                Nationwide Mutual
                                                Fire Insurance
                                                Company

Nationwide Exclusive  Ohio                      Manages relationships
Distribution Company,                           with Nationwide's
LLC                                             exclusive agents
                                                including
                                                administrative duties

Nationwide Financial  Ohio                      Administrator of
Assignment Company                              structured
                                                settlements

Nationwide Financial  Delaware                  Insurance agency
Institution
Distributors Agency,
Inc.

Nationwide Financial  New Mexico                Insurance agency
Institution
Distributors Agency,
Inc. of New Mexico

Nationwide Financial  Massachusetts             Insurance agency
Institution
Distributors Agency,
Inc. of Massachusetts

Nationwide Financial  Bermuda                   Long-term insurer
Services (Bermuda)                              which issued variable
Ltd.                                            annuity and variable
                                                life products to
                                                persons outside the
                                                United States and
                                                Bermuda

Nationwide Financial  Delaware                  Issues and sells
Services Capital                                certain securities
Trust                                           representing
                                                individual beneficial
                                                interests in the
                                                assets of the Trust

Nationwide Financial  Delaware                  Issues and sells
Services Capital                                certain securities
Trust II                                        representing
                                                individual beneficial
                                                interests in the
                                                assets of the Trust

Nationwide Financial  Delaware                  Holding company for
Services, Inc.                                  companies within the
                                                Nationwide
                                                organization that
                                                offer or distribute
                                                long-term savings and
                                                retirement products

Nationwide Financial  Poland                    Provides distribution
Sp. z o.o                                       services for its
                                                affiliated Nationwide
                                                Towarzystwo
                                                Ubezpieczen na Zycie
                                                S.A. in Poland

Nationwide Foundation Ohio                      Contributes to non-
                                                profit activities and
                                                projects

Nationwide General    Ohio                      Transacts a general
Insurance Company                               insurance business,
                                                except life
                                                insurance; primarily
                                                provides automobile
                                                and fire insurance to
                                                select customers


       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )

Nationwide Global     Ohio                      Acts as a support
Finance, LLC                                    company for
                                                Nationwide Global
                                                Holdings, Inc. and
                                                its international
                                                capitalization
                                                efforts

Nationwide Global     Luxembourg                Issues shares of
Funds                                           mutual funds

Nationwide Global     Ohio                      Holding company for
Holdings, Inc.                                  international
                                                operations

Nationwide Global     Luxembourg                Extension of
Holdings, Inc.-                                 Nationwide Global
Luxembourg Branch                               Holdings, Inc.

Nationwide Global     Brazil                    Holding company
Holdings-NGH Brazil
Participacoes, LTDA

Nationwide Global     Delaware                  Holding company
Japan, Inc.

Nationwide Global     Hong Kong                 Holding company for
Limited                                         Asian operations

Nationwide Health     Ohio                      Operates as a Health
Plans, Inc.                                     Insurance Corporation
                                                (HIC)

Nationwide Holdings,  Brazil                    Participates in other
SA                                              companies related to
                                                the registrant's
                                                international
                                                operations

Nationwide Home       Iowa                      Mortgage lending
Mortgage Company

Nationwide Home       Ohio                      Performs the
Mortgage                                        marketing function
Distributors, Inc.                              for Nationwide Home
                                                Mortgage Company

Nationwide Indemnity  Ohio                      Involved in
Company                                         reinsurance business
                                                by assuming business
                                                from Nationwide
                                                Mutual Insurance
                                                Company and other
                                                insurers within the
                                                Nationwide Insurance
                                                organization

Nationwide Insurance  Wisconsin                 Independent agency
Company of America                              personal lines
                                                underwriter of
                                                property/casualty
                                                insurance

Nationwide Insurance  Ohio                      Transacts general
Company of Florida                              insurance business
                                                except life insurance

Nationwide            California                Special risk, excess
International                                   and surplus lines
Underwriters                                    underwriting manager

Nationwide Investment Oklahoma                  Limited broker-dealer
Services Corporation                            doing business in the
                                                deferred compensation
                                                market and acts as an
                                                investment advisor

Nationwide Life and   Ohio                      Engages in
Annuity Insurance                               underwriting life
Company                                         insurance and
                                                granting, purchasing,
                                                and disposing of
                                                annuities

Nationwide Life       Thailand                  Holding company
Assurance Company,
Ltd.

Nationwide Life       Ohio                      Provides individual
Insurance Company                               life insurance, group
                                                life and health
                                                insurance, fixed and
                                                variable annuity
                                                products, and other
                                                life insurance
                                                products

       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )
Nationwide Lloyds     Texas                     Markets commercial
                                                property insurance in
                                                Texas

Nationwide Management Ohio                      Offers a preferred
Systems, Inc.                                   provider organization
                                                and other related
                                                products and services

Nationwide Martima    Brazil                    Operates as a
Vida Previdencia S.A.                           licensed insurance
                                                company in the
                                                categories of life
                                                and unrestricted
                                                private pension plans
                                                in Brazil

Nationwide Mortgage   Ohio                      Holding company
Holdings, Inc.

Nationwide Mutual     Ohio                      Engages in general
Fire Insurance                                  insurance and
Company                                         reinsurance business,
                                                except life insurance

Nationwide Mutual     Ohio                      Engages in general
Insurance Company                               insurance and
                                                reinsurance business,
                                                except life insurance

Nationwide            Ohio                      Engaged in the
Properties, Ltd.                                business of
                                                developing, owning
                                                and operating real
                                                estate and real
                                                estate investments

Nationwide Property   Ohio                      Engages in general
and Casualty                                    insurance and
Insurance Company                               reinsurance business,
                                                except life insurance

Nationwide Realty     Ohio                      Engaged in the
Investors, Inc.                                 business of
                                                developing, owning
                                                and operating real
                                                estate and real
                                                estate investments

Nationwide Retirement Ohio                      Insurance agency
Plan Services, Inc.                             providing individual
                                                and group life,
                                                disability and health
                                                insurance as well as
                                                marketing retirement
                                                plan administration
                                                and investments

Nationwide Retirement Delaware                  Markets and
Solutions, Inc.                                 administers deferred
                                                compensation plans
                                                for public employees

Nationwide Retirement Alabama                   Provides retirement
Solutions, Inc. of                              products,
Alabama                                         marketing/education
                                                and administration to
                                                public employees and
                                                educators

Nationwide Retirement Arizona                   Markets and
Solutions, Inc. of                              administers deferred
Arizona                                         compensation plans
                                                for public employees

Nationwide Retirement Arkansas                  Markets and
Solutions, Inc. of                              administers deferred
Arkansas                                        compensation plans
                                                for public employees

Nationwide Retirement Montana                   Markets and
Solutions, Inc. of                              administers deferred
Montana                                         compensation plans
                                                for public employees

       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )
Nationwide Retirement Nevada                    Markets and
Solutions, Inc. of                              administers deferred
Nevada                                          compensation plans
                                                for public employees

Nationwide Retirement New Mexico                Markets and
Solutions, Inc. of                              administers deferred
New Mexico                                      compensation plans
                                                for public employees

Nationwide Retirement Ohio                      Provides retirement
Solutions, Inc. of                              products,
Ohio                                            marketing/education
                                                and administration to
                                                public employees and
                                                educators

Nationwide Retirement Oklahoma                  Markets and
Solutions, Inc. of                              administers deferred
Oklahoma                                        compensation plans
                                                for public employees

Nationwide Retirement South Dakota              Markets and
Solutions, Inc. of                              administers deferred
South Dakota                                    compensation plans
                                                for public employees

Nationwide Retirement Texas                     Markets and
Solutions, Inc. of                              administers deferred
Texas                                           compensation plans
                                                for public employees

Nationwide Retirement Wyoming                   Markets and
Solutions, Inc. of                              administers deferred
Wyoming                                         compensation plans
                                                for public employees

Nationwide Retirement Massachusetts             Markets and
Solutions Insurance                             administers deferred
Agency Inc.                                     compensation plans
                                                for public employees

Nationwide            Ohio                      Registered broker-
Securities, Inc.                                dealer and provides
                                                investment management
                                                and administration
                                                services

Nationwide Seguradora Brazil                    Engages in general
S.A.                                            insurance business

Nationwide Services   Ohio                      Performs shared
Company, LLC                                    services functions
                                                for the Nationwide
                                                organization

Nationwide Services   Poland                    Provides services to
Sp. z o.o                                       Nationwide Global
                                                Holdings, Inc. in
                                                Poland

Nationwide Towarzstwo Poland                    Authorized to engage
Ubezieczen na Zycie                             in the business of
SA                                              life insurance and
                                                pension products in
                                                Poland

Nationwide Trust      United States             Federal savings bank
Company, FSB                                    chartered by the
                                                Office of Thrift
                                                Supervision in U.S.
                                                Department of
                                                Treasury to exercise
                                                custody and fiduciary
                                                powers

Nationwide UK Asset   England and               Holding company
Management Holdings,  Wales
Ltd.

Nationwide UK Holding England and               Holding company
Company, Ltd.         Wales

       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )
Nevada Independent    Nevada                    Provides workers'
Companies-                                      compensation
Construction                                    administrative
                                                services to Nevada
                                                employers in the
                                                construction industry

Nevada Independent    Nevada                    Provides workers'
Companies-Health and                            compensation
Nonprofit                                       administrative
                                                services to Nevada
                                                employers in the
                                                health and nonprofit
                                                industries

Nevada Independent    Nevada                    Provides workers'
Companies-                                      compensation
Hospitality and                                 administrative
Entertainment                                   services to Nevada
                                                employers in the
                                                hospitality and
                                                entertainment
                                                industries

Nevada Independent    Nevada                    Provides workers'
Companies-                                      compensation
Manufacturing,                                  administrative
Transportation and                              services to Nevada
Distribution                                    employers in the
                                                manufacturing,
                                                transportation and
                                                distribution
                                                industries

Newhouse Capital      Delaware                  Invests in financial
Partners, LLC                                   services companies
                                                that specialize in e-
                                                commerce and promote
                                                distribution of
                                                financial services

NFS Distributors,     Delaware                  Acts primarily as a
Inc.                                            holding company for
                                                Nationwide Financial
                                                Services, Inc.
                                                distribution
                                                companies

NGH Luxembourg, S.A   Luxembourg                Acts primarily as
                                                holding company for
                                                Nationwide Global
                                                Holdings, Inc.
                                                European operations

NGH Netherlands, B.V. The                       Holding company for
                      Netherlands               other Nationwide
                                                overseas companies

NGH UK, Ltd.          United                    Functions as a
                      Kingdom                   support company for
                                                other Nationwide
                                                overseas companies

NorthPointe Capital   Delaware                  Registered investment
LLC                                             advisor

PanEuroLife           Luxembourg                Life insurance
                                                company providing
                                                individual life
                                                insurance primarily
                                                in the UK, Belgium
                                                and France

Pension Associates,   Wisconsin                 Provides pension plan
Inc.                                            administration and
                                                record keeping
                                                services, and pension
                                                plan and compensation
                                                plan consulting

Premier Agency, Inc.  Iowa                      Insurance agency

Riverview Agency,     Texas                     Insurance agency
Inc.

SBSC Ltd (Thailand)   Thailand                  Holding company

Scottsdale Indemnity  Ohio                      Engages in a general
Company                                         insurance business,
                                                except life insurance

       COMPANY        STATE/COUNTRY     NO.      PRINCIPAL BUSINESS
                            OF        VOTING
                       ORGANIZATION  SECURITIE
                                         S
                                       (see
                                     attached
                                       chart
                                      unless
                                     otherwise
                                     indicated
                                         )
Scottsdale Insurance  Ohio                      Provides excess and
Company                                         surplus lines of
                                                property and casualty
                                                insurance

Scottsdale Surplus    Arizona                   Provides excess and
Lines Insurance                                 surplus lines
Company                                         insurance coverage on
                                                a non-admitted basis

Siam-Ar-Na-Khet       Thailand                  Holding company
Company Limited

Vertboise, SA         Luxembourg                Real property holding
                                                company

Veterinary Pet        California                Provides pet
Insurance Company                               insurance

Veterinary Pet        California                Holding company
Services, Inc.

Villanova             Delaware                 Provides brokerage
Securities, LLC                                services for block
                                               mutual fund trading
                                               for both affiliated
                                               and non-affiliated
                                               investment advisors
                                               and performs block
                                               mutual fund trading
                                               directly with fund
                                               companies

Western Heritage      Arizona                  Underwrites excess
Insurance Company                              and surplus lines of
                                               property and casualty
                                               insurance


         COMPANY        STATE/COUNTRY   NO. VOTING        PRINCIPAL
                             OF         SECURITIES        BUSINESS
                        ORGANIZATION   (see attached
                                           chart
                                           unless
                                         otherwise
                                        indicated)
  MFS Variable Account      Ohio      Nationwide      Issuer of Annuity
                                      Life Separate   Contracts
                                      Account

  Nationwide Multi-         Ohio      Nationwide      Issuer of Annuity
  Flex Variable                       Life Separate   Contracts
  Account                             Account

  Nationwide VA             Ohio      Nationwide      Issuer of Annuity
  Separate Account-A                  Life and        Contracts
                                      Annuity
                                      Separate
                                      Account

  Nationwide VA             Ohio      Nationwide      Issuer of Annuity
  Separate Account-B                  Life and        Contracts
                                      Annuity
                                      Separate
                                      Account

  Nationwide VA             Ohio      Nationwide      Issuer of Annuity
  Separate Account-C                  Life and        Contracts
                                      Annuity
                                      Separate
                                      Account

  Nationwide VA             Ohio      Nationwide      Issuer of Annuity
  Separate Account-D                  Life and        Contracts
                                      Annuity
                                      Separate
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account                             Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-II                          Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-3                           Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-4                           Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-5                           Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-6                           Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-7 (formerly,                Life Separate   Contracts
  Nationwide Fidelity                 Account
  Advisor Variable
  Account)

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-8                           Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-9                           Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-10                          Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-11                          Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-12                          Life Separate   Contracts
                                      Account

  Nationwide Variable       Ohio      Nationwide      Issuer of Annuity
  Account-13                          Life Separate   Contracts
                                      Account

  Nationwide VL             Ohio      Nationwide      Issuer of Life
  Separate Account-A                  Life and        Insurance
                                      Annuity         Policies
                                      Separate
                                      Account

  Nationwide VL             Ohio      Nationwide      Issuer of Life
  Separate Account-B                  Life and        Insurance
                                      Annuity         Policies
                                      Separate
                                      Account

  Nationwide VL             Ohio      Nationwide      Issuer of Life
  Separate Account-C                  Life and        Insurance
                                      Annuity         Policies
                                      Separate
                                      Account

         COMPANY        STATE/COUNTRY   NO. VOTING        PRINCIPAL
                             OF         SECURITIES        BUSINESS
                        ORGANIZATION   (see attached
                                           chart
                                           unless
                                         otherwise
                                        indicated)
  Nationwide VL             Ohio      Nationwide      Issuer of Life
  Separate                            Life and        Insurance
  Account -D                          Annuity         Policies
                                      Separate
                                      Account

  Nationwide VLI            Ohio      Nationwide      Issuer of Life
  Separate Account                    Life Separate   Insurance
                                      Account         Policies

  Nationwide VLI            Ohio      Nationwide      Issuer of Life
  Separate Account-2                  Life Separate   Insurance
                                      Account         Policies

  Nationwide VLI            Ohio      Nationwide      Issuer of Life
  Separate Account-3                  Life Separate   Insurance
                                      Account         Policies

  Nationwide VLI            Ohio      Nationwide      Issuer of Life
  Separate Account-4                  Life Separate   Insurance
                                      Account         Policies

  Nationwide VLI            Ohio      Nationwide      Issuer of Life
  Separate Account-5                  Life Separate   Insurance
                                      Account         Policies

  Nationwide VLI            Ohio      Nationwide      Issuer of Life
  Separate Account-6                  Life Separate   Insurance
                                      Account         Policies


                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27.  Number of Contract Owners

         Not Applicable.

Item 28.  Indemnification

       Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriter

       (a)Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.




       (b) NATIONWIDE INVESTMENT SERVICES CORPORATION
                     DIRECTORS AND OFFICERS
     Joseph J. Gasper, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     Mark A. Thresher, Director and Senior Vice President and Treasurer Duane C. Meek, President
     Robert A. Oakley, Executive Vice President-Chief Financial Officer Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer
     Barbara J. Shane, Vice President-Compliance Officer
     Alan A. Todryk, Vice President-Taxation
     Carol   L.  Dove,  Associate  Vice  President-Treasury  Services   and
     Assistant Treasurer
     Glenn W. Soden, Associate Vice President and Secretary
     John F. Delaloye, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer
     Terry C. Smetzer, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza
     Columbus, Ohio 43215

       (c)
Name of         Net            Compensation Brokerage  Compensat
Principal       Underwriting   on           Commissio  ion
Underwriter     Discounts      Redemption   ns
                and            or
                Commissions    Annuitizatio
                               n
Nationwide      N/A            N/A          N/A        N/A
Investment
Services
Corporation

Item 30.  Location of Accounts and Records
          John Davis
          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH  43215
Item 31.  Management Services
       Not Applicable
Item 32.  Undertakings
       The Registrant hereby undertakes to:
       (a)file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
       (b)include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
           (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
       (c)deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

       The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
       Section 403(b)(11) of the Internal Revenue Code.
       Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                       Independent Auditors' Consent



The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-4:

We consent to use of our reports for Nationwide Variable Account-4 dated February 20, 2002 and for Nationwide Life Insurance Company and subsidiaries dated January 29, 2002, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-62692). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.





KPMG LLP
Columbus, Ohio
June 14, 2002



                                   SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, has caused this Post-effective Amendment No. 6 to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 3rd day of July 2002.
                                NATIONWIDE VARIABLE ACCOUNT-4
                                           (Registrant)
                              NATIONWIDE LIFE INSURANCE COMPANY
                                           (Depositor)


                                     Steven Savini, Esq.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 has been signed by the following persons in the capacities indicated on the 3rd day of July, 2002.

     Signature                 Title

W. G. JURGENSEN         Director and Chief
                         Executive Officer
W. G. Jurgensen
JOSEPH J. GASPER      Director and President
                                and
Joseph J. Gasper      Chief Operating Officer
MICHAEL S. HELFER     Director and Executive
Michael S. Helfer         Vice President-
                        Corporate Strategy
DONNA A. JAMES        Director and Executive
                               Vice
Donna A. James            President-Chief
                      Administrative Officer
ROBERT A. OAKLEY      Director and Executive
                               Vice
Robert A. Oakley          President-Chief
                         Financial Officer
ROBERT A. WOODWARD,   Director and Executive
JR                             Vice
Robert A. Woodward,       President-Chief
Jr.                     Investment Officer
GALEN R. BARNES              Director
Galen R. Barnes
                                                  By /s/ STEVEN SAVINI
                                                     Steven Savini
                                                    Attorney-in-Fact